Securities Act Registration No.    333-120972
                                 Investment Act Registration No.       811-07661
--------------------------------------------------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           Pre-Effective Amendment No.
                           Post Effective Amendment No. 12                   [X]

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                           Pre-Effective Amendment No.
                           Post Effective Amendment No. 45                   [X]

                            ------------------------

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                                  (Registrant)
                            ------------------------

                          AMERITAS LIFE INSURANCE CORP.
                                   (Depositor)
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                   402-467-1122
                            ------------------------

                                 Robert G. Lange
       Vice President, General Counsel & Assistant Secretary, Individual
                          Ameritas Life Insurance Corp.
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                   402-467-1122
                            ------------------------

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

        It is proposed that this filing will become effective:
             [ ]    60 days after filing pursuant to paragraph a of Rule 485
             [X]    on May 1, 2013 pursuant to paragraph a of Rule 485
             [ ]    on ___________ pursuant to paragraph b of Rule 485
             [ ]    immediately upon filing pursuant to paragraph b of Rule 485

          If appropriate, check the following box:
             [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

    TITLE OF SECURITIES BEING REGISTERED: SECURITIES OF UNIT INVESTMENT TRUST
                               Ameritas NLVA 6150

--------------------------------------------------------------------------------

PROSPECTUS:  May 1, 2013

                                                           [Ameritas Logo]

                                                   Ameritas Life Insurance Corp.

Ameritas No-Load Variable Annuity
NLVA 6150
Flexible Premium Deferred Variable Annuity Policy
                             Ameritas Life Insurance Corp. Separate Account LLVA

--------------------------------------------------------------------------------

     This prospectus describes the Policy, especially its Separate Account. The Policy is designed to help you, the Policy Owner, invest on a tax-deferred basis and meet long-term financial goals. As an annuity, it also provides you with several ways to receive regular income from your investment. An initial minimum payment is required. Further investment is optional.

     You may allocate all or part of your investment among variable investment options (where you have the investment risk, including possible loss of principal) with allocated indirect interests in these non-publicly traded portfolios: *

--------------------------- --------------------------- -------------------------- --------------------------
AMERICAN CENTURY            DWS VS I Class A            MFS(R) VIT Initial Class   T. ROWE PRICE
  VP Class I                Capital Growth VIP          Research International     Blue Chip Growth
International               DWS VS II Class A           Utilities                  THIRD AVENUE
Mid Cap Value               Global Growth VIP           NEUBERGER BERMAN           Value
CALVERT VARIABLE            Small Mid Cap Value VIP     AMT Class I              UIF Class I
  PRODUCTS **               FIDELITY(R) VIP Initial     Large Cap Value            Emerging Markets Equity
VP EAFE International         Class                     Mid Cap Intrinsic Value    VANGUARD(R) VIF
  Index, Class I            Contrafund(R)               PIMCO VIT  Administrative  Balanced
VP Natural Resources        Equity-Income                 Class                    Diversified Value
VP S&P 500 Index            Growth                      CommodityRealReturn(R)     Equity Income
VP Volatility Managed       High Income                   Strategy                 Equity Index
  Growth, Class F           Investment Grade Bond       Total Return               Growth
VP Volatility Managed       Mid Cap                     RYDEX/SGI                  High Yield Bond
  Moderate Growth, Class F  Overseas                    Guggenheim U.S. Long Short International
VP Volatility Managed       Strategic Income              Momentum                 Mid-Cap Index
  Moderate, Class F         FTVIPT Templeton            Government Long Bond 1.2x  Money Market
VA Global Bond                Class 2                     Strategy                 REIT Index
CALVERT VARIABLE            Templeton Global Bond       Inverse Government Long    Small Company Growth
  SERIES **                   Securities                  Bond Strategy            Total Bond Market Index
VP SRI Balanced             INVESCO V.I. Series I       Inverse NASDAQ-100(R)      Total Stock Market Index
VP SRI Equity               American Franchise            Strategy
DIMENSIONAL FUND            International Growth        Inverse S&P 500 Strategy
  ADVISORS                                              NASDAQ-100(R)
VA Global Bond                                          Nova
VA International Small                                  Precious Metals
VA International Value                                  Russell 2000 1.5x Strategy
VA Short-Term Fixed
VA U.S. Large Value
VA U.S. Targeted Value
----------------------- --------------------------- -------------------------- --------------------------

*Short cites are used in this list. The Investment Options section uses complete fund and portfolio names.
**Affiliates. See note in the Investment Options, Separate Account Variable Investment Options section.

or you may allocate part of your investment to a Fixed Account fixed interest rate option (where we have the investment risk and guarantee a certain return on your investment).

Please Read this Prospectus Carefully and Keep It for Future Reference. It provides information you should consider before investing in a Policy. Prospectuses for the portfolios underlying the Subaccount variable investment options are available without charge from our Service Center.

     A Statement of Additional Information dated May 1, 2013, and other information about us and the Policy is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this prospectus by reference. For a free copy, you may access it on the SEC's website (www.sec.gov), or write or call us. The Table of Contents for the Statement of Additional Information is on the last page of this prospectus.

  GUARANTEES, WHICH ARE OBLIGATIONS OF THE GENERAL ACCOUNT, ARE SUBJECT TO THE
                     CLAIMS PAYING ABILITY OF THE COMPANY.

    The SEC does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

            NOT FDIC INSURED |X| MAY LOSE VALUE |X| NO BANK GUARANTEE

           Ameritas Life Insurance Corp. (Company, we, us, our, Ameritas Life)
            Service Center, P.O. Box 81889, Lincoln, Nebraska 68501
                       1-800-255-9678  ameritasdirect.com

Contacting Us.
To answer your questions or to send additional premium, write or call us at:

                         Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 81889
                            Lincoln, Nebraska 68501
                                       Or
                                 5900 "O" Street
                            Lincoln, Nebraska 68510
                           Telephone: 1-800-255-9678
                              Fax: 1-402-467-7335
                           Interfund Transfer Request
                              Fax: 1-402-467-7923
                           email: direct@ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Remember, the Correct Form is important for us to accurately process your Policy elections and changes. Many can be found on the on-line services section of our website. Or, call us at our toll-free number and we will send you the form you need.

Facsimile Written Notice. To provide you with timely service, we accept some Written Notices by facsimiles. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

Make checks payable to:
"Ameritas Life Insurance Corp."

Ameritas(R) and the bison design are registered service marks of Ameritas Life Insurance Corp.


TABLE OF CONTENTS                                         Begin on Page
--------------------------------------------------------------------------------

DEFINED TERMS.........................................................3
POLICY OVERVIEW.......................................................4
CHARGES...............................................................5
FINANCIAL INFORMATION.................................................9
CHARGES EXPLAINED.....................................................9
        Mortality and Expense Risk Charge.............................9
        Administrative Charges........................................9
        Transfer Fee..................................................9
        Tax Charges...................................................9
        Guaranteed Lifetime Withdrawal Benefit ("GLWB") Charge.......10
        Fees Charged by the Portfolios...............................10
        Waiver of Certain Charges....................................10
INVESTMENT OPTIONS...................................................10
        Separate Account Variable Investment Options.................11
        Fixed Account Investment Option..............................14
        Transfers....................................................14
        Third-Party Services.........................................15
        Disruptive Trading Procedures................................15
        Systematic Transfer Programs.................................16

        Possible Allocations Chart...................................18
        Asset Allocation Program.....................................18
        Non-Program GLWB Models......................................21

IMPORTANT POLICY PROVISIONS..........................................22
        Policy Application and Issuance..............................22
        Your Policy Value............................................23
        Telephone Transactions.......................................24
        Delay of Payments............................................24
        Beneficiary..................................................24
        Minor Owner or Beneficiary...................................25
        Policy Changes...............................................25
        Policy Termination...........................................25
POLICY DISTRIBUTIONS.................................................25
        Withdrawals..................................................25
        Death Benefits...............................................26
        Annuity Income Benefits......................................28
        GLWB Rider...................................................29
FEDERAL INCOME TAX MATTERS...........................................36
MISCELLANEOUS........................................................38
        About Our Company............................................38
        Distribution of the Policies.................................38
        Voting Rights................................................38
        Legal Proceedings............................................38
APPENDIX A: Accumulation Unit Values................................A:1
APPENDIX B: Tax-Qualified Plan Disclosures..........................B:1
Statement of Additional Information Table of Contents.........Last Page

NLVA 6150                             -2-

DEFINED TERMS
--------------------------------------------------------------------------------

Defined terms, other than "we, us, our," "you and your," are shown using initial capital letters in this prospectus.

Accumulation Units are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

Annuitant is the person on whose life annuity payments involving life contingencies are based and who receives Policy annuity payments.

Annuity Date is the date annuity income payouts are scheduled to begin. This date is identified on the Policy Specifications page of your Policy. You may change this date, as permitted by the Policy and described in this prospectus.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Policy value less applicable Policy fee, and any premium tax charge not previously deducted.

Company, we, us, our, Ameritas Life, - Ameritas Life Insurance Corp.

Owner, you, your is you -- the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

Policy Date is the date two Business Days after we receive your application in good order and the initial premium. It is the date used to determine the Policy Year/Month/Anniversary dates.

Policy Year/Month/Anniversary are measured from respective anniversary dates of the Policy Date of this Policy.

Subaccount is a division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund.


Written Notice -- Written notice, signed by you, on a form approved by or acceptable to us, that gives us the information we require and is received at Ameritas Life, Service Center, P.O. Box 81889, Lincoln, NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-7335. Call us if you have questions about what form or information is required.

--------------------------------------------------------------------------------

    This prospectus may only be used to offer the Policy where the Policy may lawfully be sold. The Policy, and certain features described in this prospectus, may not be available in all states.

     If your Policy is issued as part of a qualified plan under the Internal Revenue Code, refer to any plan documents and disclosures for information about how some of the benefits and rights of the Policy may be affected.

NLVA 6150                             -3-

POLICY OVERVIEW
--------------------------------------------------------------------------------

     The following is intended as a summary. Please read each section of this prospectus for additional detail.

                NLVA 6150 is no longer available for new sales.

     The Ameritas No-Load Variable Annuity NLVA 6150 is a variable annuity savings vehicle offering a variety of investment options to help meet long-term financial goals. Its costs are discussed in this prospectus' CHARGES and CHARGES EXPLAINED sections. You can allocate your premiums among a wide spectrum of investments and transfer money from one underlying investment portfolio to another without tax liability. In the Separate Account variable investment options, you may gain or lose money on your investment. In the Fixed Account option, we guarantee you will earn a fixed rate of interest. The investment options are described on this prospectus' first page and in the INVESTMENT OPTIONS section. The Policy is not designed for use by market-timing organizations or other persons or entities that use programmed or frequent transfers among investment options. More information about our market-timing restrictions is in the INVESTMENT OPTIONS - TRANSFERS and DISRUPTIVE TRADING PROCEDURES sections.

A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits and guaranteed fees.

     The Policy is a deferred annuity: it has an accumulation (or deferral) period and an annuity income period.

     Accumulation Period. During the accumulation period, any earnings that you leave in the Policy are not taxed. During this period you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. Some restrictions may apply to transfers (especially to transfers into and out of the Fixed Account). Withdrawals may be subject to income tax and a penalty tax.

     Annuity Income Period. The accumulation period ends and the annuity income period begins on a date you select (or the later of the fifth Policy Anniversary or the Policy Anniversary nearest the Annuitant's 85th birthday). During the annuity income period, we will make periodic payments to the Annuitant, unless you specify otherwise. You can select payments that are guaranteed to last for the Annuitant's entire life or for some other period. Some or all of each payment will be taxable.

     A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as the Annuitant lives or for some other period you select. In addition, if you die before those payments begin, the Policy will pay a death benefit to your beneficiary.

  Guarantees, which are obligations of the general account are subject to the claims paying ability of the Company.

POLICY OPERATION AND FEATURES
Premiums.                                       Deductions from Assets.
o    Minimum initial premium: $2,000.           (See CHARGES on next pages.)
o    Minimum additional premium: $250, or
     $50 per month if through a regularly       Withdrawals.
     billed program.                            o    There are no withdrawal charges.
o    No additional premiums will be             o    Each withdrawal must be at least $250.
     accepted after the earlier of the          o    An optional Guaranteed Lifetime Withdrawal
     Annuity Date or the Policy Anniversary          Benefit ("GLWB") is also available.
     nearest your 85th birthday without our
     approval.                                  Annuity Income.
o    Prior approval is required for any         o    Several fixed annuity income options are
     premium resulting in more than $1 million       available.
     in total premium of all annuities with us
     for the same Owner or Annuitant.           Death Benefit.
                                                o    A death benefit is paid upon the death
Investment Options.                                  of the Owner.
o    You may transfer among investments,
     subject to limits. Dollar cost
     averaging, portfolio rebalancing and
     earnings sweep systematic investment
     programs are available.

TAX-QUALIFIED PLANS

     The Policy can be used to fund a tax-qualified plan such as IRA, Roth IRA (including rollovers from tax-sheltered annuities), SEP, or SIMPLE IRA, and deferred compensation plans, subject to certain limitations. This Prospectus generally addresses the terms that affect a non-tax-qualified annuity. If your Policy funds a tax-qualified

NLVA 6150                             -4-
plan, read the Tax-Qualified Plan Disclosures in this prospectus' Appendix B to see how they might change your Policy rights and requirements. Contact us if you have questions about the use of the Policy in these or other tax-qualified plans.

CHARGES
--------------------------------------------------------------------------------

     BASE POLICY CHARGES

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. We may increase CURRENT FEES, but we guarantee that each CURRENT FEE will never exceed the corresponding GUARANTEED MAXIMUM FEE.

     The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer Policy value between investment options.

---------------------------------------------------------------------------------------------------------------------
                                                                                    Guaranteed         Current
                                                                                   Maximum Fees          Fees
------------------------------------------------------------------------------- -----------------  ------------------
TRANSACTION FEES
------------------------------ ------------------------------------------------ ------------------ ------------------
SALES LOAD                                                                            None               None
------------------------------ ------------------------------------------------ ------------------ ------------------
WITHDRAWAL CHARGE                                                                     None               None
------------------------------ ------------------------------------------------------------------- ------------------
PREMIUM TAXES                  Levied by some states and municipalities. Rates and timing of the tax vary and may change.
                                                                                                       0% - 3.5%

------------------------------ ------------------------------------------------ ------------------ ------------------
TRANSFER FEE (per transfer)    >>  first 15 transfers per Policy Year                 None               None
                               >>  over 15 transfers in one Policy Year, we            $10               None
                               may charge ...
------------------------------ ------------------------------------------------ ------------------ ------------------

     The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.

---------------------------------------------------------------------------------------------------------------------
                                                                                    Guaranteed         Current
                                                                                   Maximum Fees          Fees
------------------------------------------------------------------------------- -----------------  ------------------
ANNUAL POLICY FEE (Deducted at end of each Policy Year or upon total surrender.
Waived if Policy value exceeds an amount, which we declare                             $40                $40
annually, on a Policy Anniversary)
---------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
     (Deducted daily from assets allocated to the Separate Account to equal the annual % shown.)
------------------------------------------------------------------------------- ------------------ ------------------
MORTALITY & EXPENSE RISK CHARGE                                                        0.80%              0.60%
------------------------------------------------------------------------------- ------------------ ------------------

---------------------------------------------------------------------------------------------------------------------
OPTIONAL RIDER/ENDORSEMENT FEES (Deducted monthly from Policy value to equal the annual % shown)
------------------------------------------------------------------------------- ------------------ ------------------

GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB")  (Deducted from the Policy          Guaranteed         Current
value monthly during the Accumulation and Withdrawal Phases.  There are no         Maximum Fees          Fees*
fees during the Inactive Phase.)
------------------------------------------------------------------------------- ------------------ ------------------
         Single Life                                                                  0.95%              0.95%
------------------------------------------------------------------------------- ------------------ ------------------
         Joint Spousal - for non-qualified plans and IRA plans only**                 1.10%              1.10%
------------------------------------------------------------------------------- ------------------ ------------------

* Beginning January 1, 2010, current GLWB Rider fees became effective on the next rider anniversary for all GLWB
Riders except those already in the Withdrawal Phase. Fees will remain at a rate of 0.60% for Single Life and 0.75% for Joint
Spousal for GLWB Riders that entered the Withdrawal Phase prior to May 1, 2009 and GLWB Riders that entered the
Accumulation Phase prior to May 1, 2009 and then the Withdrawal Phase prior to their next Policy Anniversary date after
January 1, 2010. All other GLWB riders, including those that entered the Accumulation Phase prior to May 1, 2009, but have not entered the Withdrawal Phase prior to the next Policy Anniversary following January 1, 2010, are charged rates of 0.95% for Single Life and 1.10% for Joint Spousal. Current rates for GLWB Riders are subject to change as described in the CHARGES EXPLAINED section.

** Traditional, SEP, SIMPLE, or Roth IRAs.

PORTFOLIO COMPANY OPERATING EXPENSES (as of December 31, 2012)

     The next table shows the minimum and maximum total operating expenses charged by the portfolio companies, before and after any contractual waivers or reductions, that you may pay periodically during the time that you own the Policy. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

------------------------------------------------------------------------------- ------------------ ------------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
     Expenses that are deducted from portfolio company assets, including             Minimum            Maximum
     management fees, distribution and/or service (12b-1) fees, and other expenses
------------------------------------------------------------------------------- ------------------ ------------------
Before and After any Contractual Waivers or Reimbursements                             % (1)              % (2)
------------------------------------------------------------------------------- ------------------ ------------------
(1)
(2)

NLVA 6150                             -5-

--------------------------------------------------------------------------------------------------------------------------------
                                                                             Acquired               Waivers     Total Expenses
                                             Management   12b-1    Other     Fund Fees     Total      and      after Waivers
  o Subaccount's underlying                     Fees      Fees**   Fees         and      Portfolio Reductions  and Reductions,
        Portfolio Name*                                                      Expenses***   Fees   (Recoupment)      if any
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP, Class I
--------------------------------------------------------------------------------------------------------------------------------
International
--------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE PRODUCTS (CVP) (1)
--------------------------------------------------------------------------------------------------------------------------------
VP EAFE International Index, Class I
--------------------------------------------------------------------------------------------------------------------------------
VP Natural Resources
--------------------------------------------------------------------------------------------------------------------------------
VP S&P 500 Index
--------------------------------------------------------------------------------------------------------------------------------
VP Volatility Managed Growth, Class F
--------------------------------------------------------------------------------------------------------------------------------
VP Volatility Managed Moderate Growth,
Class F
--------------------------------------------------------------------------------------------------------------------------------
VP Volatility Managed Moderate, Class F
--------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES (CVS) (1)
--------------------------------------------------------------------------------------------------------------------------------
VP SRI Balanced****
--------------------------------------------------------------------------------------------------------------------------------
VP SRI Equity****
--------------------------------------------------------------------------------------------------------------------------------
DIMENSIONAL FUND ADVISORS
--------------------------------------------------------------------------------------------------------------------------------
VA Global Bond (1)
--------------------------------------------------------------------------------------------------------------------------------
VA International Small (1)
--------------------------------------------------------------------------------------------------------------------------------
VA International Value (1)
--------------------------------------------------------------------------------------------------------------------------------
VA Short-Term Fixed (1)
--------------------------------------------------------------------------------------------------------------------------------
VA U.S. Large Value (1)
--------------------------------------------------------------------------------------------------------------------------------
VA U.S. Targeted Value (1)
--------------------------------------------------------------------------------------------------------------------------------
DWS VS I, Class A
--------------------------------------------------------------------------------------------------------------------------------
Capital Growth VIP
--------------------------------------------------------------------------------------------------------------------------------
DWS VS II, Class A
--------------------------------------------------------------------------------------------------------------------------------
Global Growth VIP
--------------------------------------------------------------------------------------------------------------------------------
Small Mid Cap Value VIP
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY (R) VIP, Initial Class
--------------------------------------------------------------------------------------------------------------------------------
Contrafund (R)
--------------------------------------------------------------------------------------------------------------------------------
Equity-Income
--------------------------------------------------------------------------------------------------------------------------------
Growth
--------------------------------------------------------------------------------------------------------------------------------
High Income
--------------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond
--------------------------------------------------------------------------------------------------------------------------------
Mid Cap
--------------------------------------------------------------------------------------------------------------------------------
Overseas
--------------------------------------------------------------------------------------------------------------------------------
Strategic Income
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT, Class 2
--------------------------------------------------------------------------------------------------------------------------------
Templeton Global Bond Securities (1)
--------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I., Series I
--------------------------------------------------------------------------------------------------------------------------------
American Franchise
--------------------------------------------------------------------------------------------------------------------------------
International Growth
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) VIT, Initial Class
--------------------------------------------------------------------------------------------------------------------------------
Research International
--------------------------------------------------------------------------------------------------------------------------------
Utilities
--------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN AMT, Class I
--------------------------------------------------------------------------------------------------------------------------------
Large Cap Value
--------------------------------------------------------------------------------------------------------------------------------
Mid Cap Intrinsic Value
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT, Administrative Class
--------------------------------------------------------------------------------------------------------------------------------
CommodityRealReturn(R) Strategy
--------------------------------------------------------------------------------------------------------------------------------
Total Return
--------------------------------------------------------------------------------------------------------------------------------
RYDEX
--------------------------------------------------------------------------------------------------------------------------------
Guggenheim U.S. Long Short Momentum
--------------------------------------------------------------------------------------------------------------------------------
Government Long Bond 1.2x Strategy
--------------------------------------------------------------------------------------------------------------------------------
Inverse Government Long Bond Strategy
--------------------------------------------------------------------------------------------------------------------------------
Inverse NASDAQ-100(R) Strategy
--------------------------------------------------------------------------------------------------------------------------------
Inverse S&P 500(R) Strategy*****
--------------------------------------------------------------------------------------------------------------------------------
NASDAQ-100(R)
--------------------------------------------------------------------------------------------------------------------------------
Nova
--------------------------------------------------------------------------------------------------------------------------------
Precious Metals
--------------------------------------------------------------------------------------------------------------------------------
Russell 2000(R) 1.5x Strategy
--------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE
--------------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth
--------------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE (1)
--------------------------------------------------------------------------------------------------------------------------------
Value
--------------------------------------------------------------------------------------------------------------------------------

NLVA 6150                             -6-

--------------------------------------------------------------------------------------------------------------------------------
                                                                             Acquired               Waivers     Total Expenses
                                             Management   12b-1    Other     Fund Fees     Total      and      after Waivers
  o Subaccount's underlying                     Fees      Fees**   Fees         and      Portfolio Reductions  and Reductions,
        Portfolio Name*                                                      Expenses***   Fees   (Recoupment)      if any
--------------------------------------------------------------------------------------------------------------------------------
UIF, Class I
--------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity
--------------------------------------------------------------------------------------------------------------------------------
VANGUARD(R) VIF
--------------------------------------------------------------------------------------------------------------------------------
Balanced
--------------------------------------------------------------------------------------------------------------------------------
Diversified Value
--------------------------------------------------------------------------------------------------------------------------------
Equity Income
--------------------------------------------------------------------------------------------------------------------------------
Equity Index
--------------------------------------------------------------------------------------------------------------------------------
Growth
--------------------------------------------------------------------------------------------------------------------------------
High Yield Bond
--------------------------------------------------------------------------------------------------------------------------------
International
--------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Index
--------------------------------------------------------------------------------------------------------------------------------
Money Market
--------------------------------------------------------------------------------------------------------------------------------
REIT Index
--------------------------------------------------------------------------------------------------------------------------------
Small Company Growth
--------------------------------------------------------------------------------------------------------------------------------
Total Bond Market Index
--------------------------------------------------------------------------------------------------------------------------------
Total Stock Market Index
--------------------------------------------------------------------------------------------------------------------------------

NLVA 6150                             -7-

* Short cites are used in this list. The "Investment Options" section uses complete Portfolio names.
** Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for our providing shareholder support and marketing services.
*** Some portfolios invest in other investment companies (the "acquired portfolios"). In these instances, portfolio shareholders indirectly bear the fees and expenses of the acquired portfolios.
**** Sustainable and Responsible Investment ("SRI")
*****"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500,"
     and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between us and S&P.

     EXAMPLES OF EXPENSES

     The Examples below are intended to help you compare the cost of investing in the Policy with the cost of investing in other variable annuity policies. These costs include Policy Owner transaction expenses, contract charges, Separate Account annual expenses, and Subaccount underlying portfolio fees and expenses.

     The Examples assume that you invest $10,000 in the Policy for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the underlying portfolio and Policy fees and expenses indicated. The example amounts are illustrative only, and should not be considered a representation of past or future expenses. Your actual expenses may be higher or lower than those shown in the chart.

                                  -----------------------------------------------------------------------------
                                     The Policy's expenses are the same whether the Policy is surrendered, annuitized, or continues at the end of the time period shown.
                                  -----------------------------------------------------------------------------
 EXAMPLE                                1 Yr               3 Yr               5 Yr                10 Yr
 --------------------------------------------------------------------------------------------------------------
    Maximum Expenses with GLWB Rider -
        joint spousal (1)
 --------------------------------------------------------------------------------------------------------------
    Maximum Expenses with GLWB Rider -
         single life (1)
 --------------------------------------------------------------------------------------------------------------
   Maximum Policy Expenses
    without GLWB Rider (2)
 --------------------------------------------------------------------------------------------------------------
   Minimum Policy Expenses (3)
 --------------------------------------------------------------------------------------------------------------

(1) Maximum Policy Expenses. This example assumes maximum charges of 0.80% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee that is waived if Policy value is at least $50,000 on a Policy Anniversary, the guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit (0.95% for single life; 1.10% for joint spousal), plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (%).
(2) Maximum Policy Expenses - GLWB Rider Inactive Phase or Policies issued prior to November 5, 2007 without GLWB Rider. This example assumes maximum charges of 0.80% for Separate Account annual expenses, a $40 guaranteed maxium Policy fee that is waived if Policy value is at least $50,000 on a Policy Anniversary, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (%).

NLVA 6150                             -8-

(3) Minimum Policy Expenses. This example assumes current charges of 0.60% for Separate Account annual expenses, a $40 current Policy fee that is waived if Policy value is at least $50,000 on a Policy Anniversary, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (%).

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

     ACCUMULATION UNIT VALUES

     We provide Accumulation Unit value history for each of the Separate Account variable investment options in Appendix A.

     FINANCIAL STATEMENTS

     Financial statements of the Subaccounts of the Separate Account and our company are included in the Statement of Additional Information; to learn how to get a copy, see the front or back page of this prospectus.

CHARGES EXPLAINED
--------------------------------------------------------------------------------

     The following adds to information provided in the CHARGES section. Please review both prospectus sections for information on charges. The Policy has no sales load and no withdrawal charges.

     MORTALITY AND EXPENSE RISK CHARGE

     We impose a daily fee to compensate us for the mortality and expense risks we have under the Policy. This fee is reflected in the Accumulation Unit values for each Subaccount.

     Our mortality risk arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Date. The mortality risk we assume is that Annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy. Another mortality risk we assume is that at your death the death benefit we pay will be greater than the Policy value.

     Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges.

     If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is our profit.

     ADMINISTRATIVE CHARGES

     Annual Policy Fee
     We reserve the right to charge an annual Policy fee. We reserve the right to waive an annual Policy fee if, on a Policy Anniversary, the Policy value is at least a certain amount which we declare annually. Any Policy fee is deducted from your Policy value on the last Business Day of each Policy Year and upon a complete surrender. This fee is levied by canceling Accumulation Units and making a deduction from the Fixed Account. It is deducted from each Subaccount and the Fixed Account in the same proportion that the value in each Subaccount and the Fixed Account bears to the total Policy value.

     TRANSFER FEE

     The first 15 transfers per Policy Year from Subaccounts or the Fixed Account are free. A transfer fee may be imposed for any transfer in excess of 15 per Policy Year. The transfer fee is deducted pro rata from each Subaccount (and, if applicable, the Fixed Account) in which the Owner is invested.

     TAX CHARGES

     Some states and municipalities levy a tax on annuities, currently ranging from 0% to 3.5% of your premiums. These tax rates, and the timing of the tax, vary and may change. Presently, we deduct the charge for the tax in those states with a tax either (a) from premiums as they are received, or (b) upon applying proceeds to an annuity income option.

NLVA 6150                             -9-

     No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other costs resulting from taxes that we determine are properly attributable to the Separate Account.

     GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") CHARGE

     The guaranteed maximum and current annual charges for the GLWB rider are listed in the CHARGES section of this prospectus. Each fee is stated as a percentage that is multiplied by the Policy value. The current charge (0.95% annually for Single Life or 1.10% annually for Joint Spousal) will be deducted from the Policy value on each Monthly Anniversary beginning with the Rider Activation Date, except for the following where the fees will remain at a rate of 0.60% for Single Life and 0.75% for Joint Spousal for:
     a)  GLWB Riders that entered the Withdrawal Phase prior to May 1, 2009; and
     b) GLWB Riders that entered the Accumulation Phase prior to May 1, 2009 and then the Withdrawal Phase prior to their next Policy Anniversary date after January 1, 2010.

The charges for the Policy and for the rider will be deducted from the GLWB Model you select. If you use a GLWB model consisting of multiple investment options, charges will be deducted pro-rata from the subaccounts in the model. If you GLWB model is comprised of a single investment option, charges will be deducted from that investment option.

     The rider charge is subject to change upon Rider Activation Date, Policy Anniversary, or upon reset as described in the Reset Feature section below. The rider charge will not exceed the guaranteed maximum fee for the rider listed in the CHARGES section. The rider charge will not be deducted while the rider is inactive, after the Policy value reduces to zero, or if the rider is terminated.

     FEES CHARGED BY THE PORTFOLIOS

     Each Subaccount's underlying portfolio has investment advisory fees and expenses. They are set forth in this prospectus' CHARGES section and described in more detail in each fund's prospectus. A portfolio's fees and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These fees and expenses help to pay the portfolio's investment advisory and operating expenses.

     WAIVER OF CERTAIN CHARGES

     When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding fees charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee. Any fee waiver will not be discriminatory and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to state approval.

INVESTMENT OPTIONS
--------------------------------------------------------------------------------

     The Policy allows you to choose from a wide array of investment options - each chosen for its potential to meet specific investment objectives.

The value of your Policy will increase or decrease based on the investment performance of the variable investment options you choose. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

     You may allocate your premiums among the Separate Account variable investment options and the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%. The allocation of any premium to the Fixed Account may not exceed 25% of that premium without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation to the Money Market Subaccount. The variable investment options, which invest in underlying portfolios, are listed and described below.

NLVA 6150                             -10-

     SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS

     The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. We may refer to your investment allocation as Accumulation Units or as a variable investment option. The value of your Policy depends directly on the investment performance of the portfolios that you select.

     The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as other publicly traded mutual funds with very similar names. They are only available as separate account investment options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.
     Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.
     You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

     The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or Ameritas Life. The Separate Account was established as a separate investment account of Ameritas Life under Nebraska law on October 26, 1995. Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain on business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance.

   You bear the risk that the variable investment options you select may fail to meet their objectives, that they could go down in value, and that you could lose principal.

     Each Subaccount's underlying portfolio operates as a separate investment fund, and the income or losses of one generally has no effect on the investment performance of any other. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the underlying portfolios which accompany this prospectus.

     The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

     This information is just a summary for each underlying portfolio. You should read the series fund prospectus for an underlying portfolio accompanying this prospectus for more information about that portfolio, including detailed information about the portfolio's fees and expenses, investment strategy and investment objective, restrictions, and potential risks. To get a copy of any portfolio prospectus, contact your representative or us as shown on the Table of Contents page or the last page of this prospectus.

------------------------------------------------------------------     -------------------------------------------------------------
                            FUND NAME                                                       INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
------------------------------------------------------------------     -------------------------------------------------------------
                  American Century Investments                                  American Century Investment Management, Inc.
------------------------------------------------------------------     -------------------------------------------------------------
American Century VP International Fund, Class I                        Capital growth.
------------------------------------------------------------------     -------------------------------------------------------------
American Century VP Mid Cap Value Fund, Class I                        Long-term capital growth; income is secondary.
------------------------------------------------------------------     -------------------------------------------------------------
                 Calvert Variable Products, Inc.*                                   Calvert Investment Management, Inc.
------------------------------------------------------------------     -------------------------------------------------------------
Calvert VP EAFE International Index Portfolio, Class I - World Asset   Index:  MSCI EAFE Index.
Management, Inc.
------------------------------------------------------------------     -------------------------------------------------------------
Calvert VP Natural Resources Portfolio - Ameritas Investment           Capital growth.
Partners, Inc. ("AIP")
------------------------------------------------------------------     -------------------------------------------------------------
Calvert VP S&P 500 Index Portfolio - AIP (Calvert VP SRI Strategic     Index: S&P 500 Index.
Portfolio prior to merger April 29, 2013)
------------------------------------------------------------------     -------------------------------------------------------------
Calvert VP Volatility Managed Growth Portfolio, Class F
------------------------------------------------------------------     -------------------------------------------------------------
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F
------------------------------------------------------------------     -------------------------------------------------------------
Calvert VP Volatility Managed Moderate Portfolio, Class F
------------------------------------------------------------------     -------------------------------------------------------------
                Calvert Variable Series, Inc.*                                         Calvert Investment Management, Inc.
------------------------------------------------------------------     -------------------------------------------------------------
Calvert VP SRI Balanced Portfolio - Equity Portion: New Amsterdam      Income and capital growth.
Partners LLC; Fixed Income Portion: No Subadviser
------------------------------------------------------------------     -------------------------------------------------------------

NLVA 6150                             -11-

------------------------------------------------------------------     -------------------------------------------------------------
                            FUND NAME                                                       INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
------------------------------------------------------------------     -------------------------------------------------------------
Calvert VP SRI Equity Portfolio - Atlanta Capital Management           Capital growth.
Company, LLC
------------------------------------------------------------------     -------------------------------------------------------------
               DFA Investment Dimensions Group Inc.                                    Dimensional Fund Advisors LP
------------------------------------------------------------------     -------------------------------------------------------------
VA Global Bond Portfolio                                               Market rate of return for a fixed income portfolio with low relative volatility of returns.
------------------------------------------------------------------     -------------------------------------------------------------
VA International Small Portfolio - Dimensional Fund Advisors Ltd.      Long-term capital appreciation.
("DFAL") and DFA Australia Limited ("DFAA")
------------------------------------------------------------------     -------------------------------------------------------------
VA International Value Portfolio - DFAL and DFAA                       Long-term capital appreciation.
------------------------------------------------------------------     -------------------------------------------------------------
VA Short-Term Fixed Portfolio                                          Stable real return in excess of the rate of inflation with a minimum of risk.
------------------------------------------------------------------     -------------------------------------------------------------
VA U.S. Large Value Portfolio                                          Long-term capital appreciation.
------------------------------------------------------------------     -------------------------------------------------------------
VA U.S. Targeted Value Portfolio                                       Long-term capital appreciation.
------------------------------------------------------------------     -------------------------------------------------------------
                       DWS Variable Series I                                    Deutsche Investment Management Americas Inc.
------------------------------------------------------------------     -------------------------------------------------------------
DWS Capital Growth VIP Portfolio, Class A                              Long-term growth of capital.
------------------------------------------------------------------     -------------------------------------------------------------
                      DWS Variable Series II                                    Deutsche Investment Management Americas Inc.
------------------------------------------------------------------     -------------------------------------------------------------
DWS Global Growth VIP Portfolio, Class A - (named DWS Global           Long-term capital growth.
Thematic VIP Portfolio prior to May 1, 2013)
------------------------------------------------------------------     -------------------------------------------------------------
DWS Small Mid Cap Value VIP Portfolio, Class A -                       Long-term capital appreciation.
Dreman Value Management, L.L.C. (named DWS Dreman Small Mid Cap
Value VIP Portfolio prior to May 1, 2013)
------------------------------------------------------------------     -------------------------------------------------------------
             Fidelity(R) Variable Insurance Products                              Fidelity Management & Research Company
------------------------------------------------------------------     -------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio, Initial Class 1,4             Long-term capital appreciation.
------------------------------------------------------------------     -------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio, Initial Class 1,4             Index:  S&P 500(R) Index.
------------------------------------------------------------------     -------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio, Initial Class 1,4                    Capital Appreciation.
------------------------------------------------------------------     -------------------------------------------------------------
Fidelity(R) VIP High Income Portfolio, Initial Class 1,4               Income and growth.
------------------------------------------------------------------     -------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio, Initial Class 2,4     Bond.
------------------------------------------------------------------     -------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio, Initial Class 1,4                   Long-term growth.
------------------------------------------------------------------     -------------------------------------------------------------
Fidelity(R) VIP Overseas Portfolio, Initial Class 1,4                  Long-term growth.
------------------------------------------------------------------     -------------------------------------------------------------
Fidelity(R) VIP Strategic Income Portfolio, Initial Class 1,2,3,4      Income.
------------------------------------------------------------------     -------------------------------------------------------------
 Subadvisers: (1) FMR Co., Inc.; (2) Fidelity Investments Money Management, Inc.; (3) FIL Investment Advisors (UK) Limited; and
                              (4) other investment advisers serve as sub-advisers for the fund.
------------------------------------------------------------------     -------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust                   Franklin Advisers, Inc.
------------------------------------------------------------------     -------------------------------------------------------------
Templeton Global Bond Securities Fund, Class 2                         Current income, consistent with preservation of capital, with capital appreciation as secondary.
------------------------------------------------------------------     -------------------------------------------------------------
                    AIM Variable Insurance Funds                                          Invesco Advisers, Inc.
                 (Invesco Variable Insurance Funds)
------------------------------------------------------------------     -------------------------------------------------------------
Invesco V.I. American Franchise Fund, Series I                         Seek capital growth.
(named Invesco Van Kampen V.I. American Franchise Fund, prior to
April 29, 2013)
------------------------------------------------------------------     -------------------------------------------------------------
Invesco V.I. International Growth Fund, Series I                       Long-term growth of capital.
------------------------------------------------------------------     -------------------------------------------------------------
                  MFS(R) Variable Insurance Trust                                Massachusetts Financial Services Company
------------------------------------------------------------------     -------------------------------------------------------------
MFS(R) Research International Series, Initial Class                    Seeks capital appreciation.
------------------------------------------------------------------     -------------------------------------------------------------
MFS(R) Utilities Series, Initial Class                                 Seeks total return.
------------------------------------------------------------------     -------------------------------------------------------------
            Neuberger Berman Advisers Management Trust                                Neuberger Berman Management LLC
------------------------------------------------------------------     -------------------------------------------------------------
Neuberger Berman AMT Large Cap Value Portfolio, Class I                Capital growth.
------------------------------------------------------------------     -------------------------------------------------------------
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I        Capital growth.
------------------------------------------------------------------     -------------------------------------------------------------
                  PIMCO Variable Insurance Trust                                 Pacific Investment Management Company LLC
------------------------------------------------------------------     -------------------------------------------------------------
PIMCO CommodityRealReturn(R) Strategy Portfolio, Administrative        Seeks maximum real return.
Class
------------------------------------------------------------------     -------------------------------------------------------------
PIMCO Total Return Portfolio, Administrative Class                     Seeks maximum total return.
------------------------------------------------------------------     -------------------------------------------------------------
                     Rydex Variable Trust                                                 Guggenheim Investments
------------------------------------------------------------------     -------------------------------------------------------------
Guggenheim U.S. Long Short Momentum Fund                               Seeks long term capital appreciation.
------------------------------------------------------------------     -------------------------------------------------------------
Rydex Government Long Bond 1.2x Strategy Fund                          Seeks to provide investment results that correspond to 120%
                                                                       of daily price movement of Long Treasury Bond.
------------------------------------------------------------------     -------------------------------------------------------------

NLVA 6150                             -12-

------------------------------------------------------------------     -------------------------------------------------------------
                            FUND NAME                                                       INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
------------------------------------------------------------------     -------------------------------------------------------------
Rydex Inverse Government Long Bond Strategy Fund                       Seeks to provide total returns that inversely correlate to the price movements of Long Treasury Bond - a benchmark for
                                                                       U.S. Treasury debt instruments or futures contracts on a
                                                                       specified debt instrument on a daily basis.
------------------------------------------------------------------     -------------------------------------------------------------
Rydex Inverse NASDAQ-100(R) Strategy Fund                              Seeks to provide investment results that match the
                                                                       performance of the NASDAQ-100 Index(R) on a daily basis.
------------------------------------------------------------------     -------------------------------------------------------------
Rydex Inverse S&P 500 Strategy Fund                                    Seeks to provide investments results that match the inverse
                                                                       (opposite) performance of the S&P 500(R) Index on a daily
                                                                       basis.
------------------------------------------------------------------     -------------------------------------------------------------
Rydex NASDAQ-100(R) Fund                                               Seeks to provide investment results that correspond to the
                                                                       NASDAQ-100 Index(R) on a daily basis.
------------------------------------------------------------------     -------------------------------------------------------------
Rydex Nova Fund                                                        Seeks to provide investment results that match 150% of the performance of the S&P 500(R) Index on a daily basis.
------------------------------------------------------------------     -------------------------------------------------------------
Rydex Precious Metals Fund                                             Seeks to provide capital appreciation by investing in U.S.
                                                                       and foreign companies that are involved in the precious
                                                                       metals sector.
------------------------------------------------------------------     -------------------------------------------------------------
Rydex Russell(R) 2000 1.5x Strategy Fund                               Seeks to provide investment results that correlate to 150%
                                                                       performance of the Russell 2000(R) Index on a daily basis.
------------------------------------------------------------------     -------------------------------------------------------------
                T. Rowe Price Equity Series, Inc.                                     T. Rowe Price Associates, Inc.
------------------------------------------------------------------     -------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio                               Seeks long-term capital growth.  Income is a secondary
                                                                       objective.
------------------------------------------------------------------     -------------------------------------------------------------
                Third Avenue Variable Series Trust                                      Third Avenue Management LLC
------------------------------------------------------------------     -------------------------------------------------------------
Third Avenue Value Portfolio                                           Long-term capital appreciation.
------------------------------------------------------------------     -------------------------------------------------------------
             The Universal Institutional Funds, Inc.                             Morgan Stanley Investment Management Inc.
------------------------------------------------------------------     -------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I - Morgan Stanley        Long-term capital appreciation by investing primarily in
Investment Management Company and Morgan Stanley Investment            growth oriented equity securities of issuers in emerging
Management Limited                                                     market countries.
------------------------------------------------------------------     -------------------------------------------------------------
               Vanguard(R) Variable Insurance Fund**                                     The Vanguard Group. Inc. 1
                                                                                    Wellington Management Company, LLP 2
                                                                                Barrow, Hanley, Mewhinney & Strauss, Inc. 3
                                                                                          AllianceBernstein L.P. 4
                                                                                      William Blair & Company, L.L.C. 5
                                                                           Schroder Investment Management North America, Inc. 6
                                                                                        Baillie Gifford Overseas Ltd. 7
                                                                                   Granahan Investment Management, Inc.8
------------------------------------------------------------------     -------------------------------------------------------------
Vanguard(R) Balanced Portfolio 2                                       Growth and Income.
------------------------------------------------------------------     -------------------------------------------------------------
Vanguard(R) Diversified Value Portfolio 3                              Growth and Income.
------------------------------------------------------------------     -------------------------------------------------------------
Vanguard(R) Equity Income Portfolio 1,2                                Growth and income.
------------------------------------------------------------------     -------------------------------------------------------------
Vanguard(R) Equity Index Portfolio 1                                   Index - Growth and income.
------------------------------------------------------------------     -------------------------------------------------------------
Vanguard(R) Growth Portfolio 4,5                                       Growth.
------------------------------------------------------------------     -------------------------------------------------------------
Vanguard(R) High Yield Bond Portfolio 2                                Income.
------------------------------------------------------------------     -------------------------------------------------------------
Vanguard(R) International Portfolio 6,7                                Growth.
------------------------------------------------------------------     -------------------------------------------------------------
Vanguard(R) Mid-Cap Index Portfolio 1                                  Index - Growth and income.
------------------------------------------------------------------     -------------------------------------------------------------
Vanguard(R) Money Market Portfolio 1                                   Money Market.
------------------------------------------------------------------     -------------------------------------------------------------
Vanguard(R) REIT Index Portfolio 1                                     Income and Growth.
------------------------------------------------------------------     -------------------------------------------------------------
Vanguard(R) Small Company Growth Portfolio 8                           Growth.
------------------------------------------------------------------     -------------------------------------------------------------
Vanguard(R) Total Bond Market Index Portfolio 1                        Index - Bonds.
------------------------------------------------------------------     -------------------------------------------------------------
Vanguard(R) Total Stock Market Index Portfolio 1                       Index:  S&P Total Market Index.
------------------------------------------------------------------     -------------------------------------------------------------
* These funds are part of Ameritas Mutual Holding Company ("Ameritas"), the ultimate parent of Ameritas Life. The funds' investment adviser and Ameritas Investment Partners, Inc. (named Summit Investment Advisors, Inc. prior to May 1, 2013) are indirect subsidiaries of Ameritas. Calvert Investment Distributors, Inc., the underwriter for these funds, is also an indirect subsidiary of
Ameritas.

** Vanguard is a trademark of The Vanguard Group, Inc.
Appendix A: Accumulation Unit Values provides current and historical fund and portfolio names.

o    Adding, Deleting, or Substituting Variable Investment Options
     We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available.

     We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio, if the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account. We may add new Separate Account underlying

NLVA 6150                             -13-
portfolios, or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change. In all of these situations, we will receive any necessary SEC and state approval before making any such change.

     Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts. Where permitted by applicable law, we reserve the right to remove, combine or add Subaccounts. Subaccounts may be closed to new or subsequent premium payments, transfers or premium allocations.

     We will notify you of any changes to the variable investment options.

     Resolving Material Conflicts - Underlying Investment Interests
     In addition to serving as underlying portfolios to the Subaccounts, the portfolios are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts. We do not currently foresee any disadvantages to you resulting from the fund companies selling portfolio shares to fund other products. However, there is a possibility that a material conflict of interest may arise between Policy Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the portfolios. Shares of some of the portfolios may also be sold to certain qualified pension and retirement plans qualifying under section 401 of the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, we will take any necessary steps to resolve the matter, including removing that portfolio as an underlying investment option of the Separate Account. The Board of Directors of each fund company will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses of the portfolios for more information. (Also see the Transfers section, Omnibus Orders.)

     FIXED ACCOUNT INVESTMENT OPTION

     There is one fixed interest rate option ("Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 1% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that we will not credit more interest than will yield the minimum guaranteed rate per year for the life of the Policy. We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. Assets in the Fixed Account are subject to claims by creditors of the company. The focus of this prospectus is to disclose the Separate Account aspects of the Policy.

All amounts allocated to the Fixed Account become assets of our general account. Interest in the general account has not been registered with the SEC and is not subject to SEC regulation, nor is the general account registered as an investment company with the SEC. Therefore, SEC staff have not reviewed the Fixed Account disclosures in this prospectus.

     TRANSFERS

     Prior to the Annuity Date, you may transfer Policy value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

     Transfer Rules:
     o A transfer is considered any single request to move assets from one or more Subaccounts or the Fixed Account to one or more of the other Subaccounts or the Fixed Account.
     o We must receive notice of the transfer by either Written Notice, an authorized telephone transaction, or by Internet when available. Transfer requests by facsimile, telephone, or Internet must be sent to us by 3:00 p.m. Central Time (2:30 p.m. for Rydex) for same day processing. Requests received later are processed on the next trading day. Fax requests must be sent to our trade desk at 402-467-7923. If requests are faxed elsewhere, we will process them as of the day they are received by our trading unit.
     o The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $250 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)
          - If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
          - The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.

NLVA 6150                             -14-

     o The first 15 transfers each Policy Year are free. Thereafter, transfers may result in a $10 charge for each transfer. This fee is deducted on a pro-rata basis from balances in all Subaccounts and the Fixed Account; it is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfer limit.
     o A transfer from the Fixed Account (except made pursuant to a systematic transfer program or our asset allocation program):
          -    may be made only once each Policy Year;
          -    may be delayed up to six months;
          -    is limited during any Policy Year to the greatest of:
               - 25% of the Fixed Account value on the date of the initial transfer during that year;
               - the greatest amount of any similar transfer out of the Fixed Account during the previous 13 months; or
               -    $1,000.
     o A transfer into the Fixed Account (except made pursuant to a systematic transfer program or our asset allocation program) may not exceed 10% of the Policy value of all Subaccounts as of the most recent Policy Anniversary, unless the remaining value in any single Subaccount would be less than $1,000 in which case you may elect to transfer the entire value in that Subaccount to the Fixed Account.
     o If the Policy value in any Subaccount falls below $100, we may transfer the remaining balance, without charge, proportionately to the remaining investment options you selected in your latest allocation instructions. We will notify you when such a transfer occurs. You may, within 60 days of the date of our notice, reallocate the amount transferred, without charge, to another investment option.
     o Rydex Subaccount transfers received later than 2:30 p.m. Central Time are processed the next Business Day.
     o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time, subject to Policy restrictions.
     o In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

      Omnibus Orders
      Purchase and redemption orders received by the portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the ability of the portfolios to apply their respective disruptive trading policies and procedures. We cannot guarantee that the portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of portfolio shares, as well as the owners of all variable life insurance or variable annuity contracts, including ours, whose variable investment options correspond to the affected portfolios. In addition, if a portfolio believes that an omnibus order that we submit may reflect one or more transfer requests from Owners engaged in disruptive trading, the portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

     THIRD-PARTY SERVICES

     Where permitted and subject to our rules, we may accept your authorization to have a third party exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election by sending us Written Notice. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that fees charged by such third parties for their service are separate from and in addition to fees paid under the Policy.

     DISRUPTIVE TRADING PROCEDURES

Organizations or individuals that use market timing investment strategies and make frequent or other disruptive transfers should not purchase the Policy, unless such transfers are limited to Subaccounts whose underlying portfolio prospectus specifically permits such transfers.

     The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market (except in Subaccounts whose underlying portfolio prospectus specifically permits such trading). Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount's underlying portfolio can disrupt management of a Subaccount's underlying portfolio and raise expenses. This in turn can hurt performance of an affected Subaccount and therefore hurt your Policy's performance.

NLVA 6150                             -15-

     Policy Owners should be aware that we are contractually obligated to provide Policy Owner transaction data relating to trading activities to the underlying funds on written request and, on receipt of written instructions from a fund, to restrict or prohibit further purchases or transfers by Policy Owners identified by an underlying fund as having engaged in transactions that violate the trading policies of the fund.

     We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners. Restrictions may include changing, suspending, or terminating telephone, on-line, and facsimile transfer privileges. We will also enforce any Subaccount underlying portfolio manager's own restrictions imposed upon transfers considered by the manager to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. Any Subaccount restrictions will be uniformly applied.

     There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations. The discretionary nature of our disruptive trading procedures may result in some Policy Owners being able to market time, while other Policy Owners bear the harm associated with timing. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them. Certain Subaccount underlying portfolios, such as the Rydex Subaccounts, may permit short-term trading and will have disclosed this practice in their portfolios' prospectuses.

     Excessive Transfers
     We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:
     o    the total dollar amount being transferred;
     o    the number of transfers you make over a period of time;
     o whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;
     o whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
     o the investment objectives and/or size of the Subaccount underlying portfolio.

     Third Party Traders
     We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we may, among other things:
     o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
     o reject the transfer or exchange instructions of individual Policy Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

     We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing, earnings sweep or asset allocation program are not subject to these disruptive trading procedures. See the sections of the Prospectus describing those programs for the rules of each program.

     SYSTEMATIC TRANSFER PROGRAMS

     We offer several systematic transfer programs. We reserve the right to alter or terminate these programs upon thirty days written notice to you.

o    Dollar Cost Averaging
     The Dollar Cost Averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Vanguard VIF Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Policy value, protect against a loss, or otherwise achieve your investment goals.

NLVA 6150                             -16-

     Dollar Cost Averaging Program Rules:
     o    There is no additional charge for the Dollar Cost Averaging program.
     o We must receive notice of your election and any changed instruction - either by Written Notice or by telephone transaction instruction.
     o    Automatic transfers can only occur monthly.
     o The minimum transfer amount out of the Vanguard VIF Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
     o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy Month date.
     o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Vanguard VIF Money Market Subaccount or the Fixed Account is less than $100.
     o Dollar Cost Averaging is not available when the Portfolio Rebalancing program is elected.

o    Portfolio Rebalancing
     The Portfolio Rebalancing program allows you to rebalance your Policy value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

     Portfolio Rebalancing Program Rules:
     o    There is no additional charge for the Portfolio Rebalancing program.
     o    The Fixed Account is excluded from this program.
     o You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
     o    You may have rebalancing occur quarterly, semi-annually or annually.

o    Earnings Sweep
     The Earnings Sweep program allows you to sweep earnings from your Subaccounts to be rebalanced among designated investment options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

     Earnings Sweep Program Rules:
     o    There is no additional charge for the Earnings Sweep program.
     o    The Fixed Account is included in this program.
     o You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
     o    You may have your earnings sweep quarterly, semi-annually or annually.

NLVA 6150                             -17-

     POSSIBLE ALLOCATIONS CHART

     The following is a summary of the possible allocations of Policy value an Owner may make:

-------------------------------------------------------------------------------------------------------------------
If your Policy was issued WITHOUT a GLWB rider, or was issued WITH a GLWB rider that is currently inactive, you may allocate your Policy value to one of the following options:
--------------------------------------- ---------------------------------------------------------------------------
You may allocate to any combination     You may allocate to any one of the
of available Subaccounts (variable      five available Asset Allocation
investment options listed on page 1)    Program models:(2)
and the Fixed Account(1)                *  Aggressive
                                        *  Capital Growth
                                        *  Balanced
                                        *  Moderate
                                        *  Conservative
--------------------------------------- ---------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
If your Policy was issued WITH a GLWB rider that is active, you may allocate your Policy value to one of the following options:
--------------------------------------- ------------------------------------- -------------------------------------
You may allocate to any one of the      You may elect one of the three
three allowable Program GLWB            allowable Non-Program GLWB
Models. (3,4)                           Models. (5,6)                          You may NOT allocate any Policy
*  GLWB Balanced                        *  VMF Growth                          value to the Subaccounts, the Fixed
*  GLWB Moderate                        *  VMF Moderate Growth                 Account, or the Asset Allocation
*  GLWB Conservative                    *  VMF Moderate                        Program models.
                                        Once you elect to transfer to a Non-
                                        Program GLWB Model, your
                                        allowable GLWB Models will be
                                        limited to Non-Program GLWB
                                        Models.
--------------------------------------- -------------------------------------- ------------------------------------
(1) Combinations of available Subaccounts and the Fixed Account are subject to limitations. See the Investment
Options section.
(2) Requires that you meet conditions for participation in the Program. Asset Allocation Program models use fund-specific model recommendations developed by our affiliate, Ameritas Investment Partners, Inc. ("AIP"). Our affiliate Ameritas Investment Corp. ("AIC") serves as your investment adviser fiduciary for the purpose of development of and periodic updates to the Asset Allocation Program models. See the Asset Allocation Program section, below.
(3) Requires that you meet conditions for participation in the Program. Program GLWB Models use fund-specific model recommendations developed by our affiliate, AIP. AIC serves as your investment adviser fiduciary for the purpose of development of and periodic updates to the Program GLWB Models. See the Asset Allocation Program section, below.
(4) If you use a Program GLWB Model, you may elect to transfer to another Program GLWB Model or you may elect to transfer to a Non-Program GLWB Model. However, if you elect to transfer to a Non-Program GLWB Model, you will be considered as having withdrawn from the Program, and discontinued your relationship with AIC. You will not be allowed to return to Program GLWB Models. Thereafter, your allowable GLWB Models will be limited to Non-Program GLWB Models.
(5) The Non-Program GLWB Models (also referred to as "VMF Models") each consists of a single investment option that is volatility managed by our affiliate, Calvert Investment Management, Inc. AIC does NOT advise the Non-Program GLWB
Models. See the Non-Program GLWB Models section, below.
(6) If you elect to transfer to a Non-Program GLWB Model, you will be considered as having withdrawn from the Program, and discontinued your relationship with AIC. You will not be allowed to return to Program GLWB Models.

     ASSET ALLOCATION PROGRAM

     We may offer an asset allocation program using models. However, you have the ability to construct your own asset allocation plan from among the investment options available in your Policy. Asset allocation programs using models are intended to match model risk tolerance and investment objectives with the investment options available in your Policy.

     To assist you in your selection of an asset allocation model, we offer an Asset Allocation Program (the "Program") that uses fund-specific model recommendations developed by our affiliate, Ameritas

NLVA 6150                             -18-

Investment Partners, Inc. ("AIP"). These recommendations are developed by AIP pursuant to an agreement between Ameritas Life and AIP. We also obtain research and business support services relating to models from unaffiliated consultants. We pay for these consultant services, at no additional cost to Policy Owners.

     To participate in the Program:
     o AIC will serve as your investment adviser fiduciary for the Program solely for purposes of development of the models and periodic updates to the models. You must give AIC your written consent and discretionary authority for AIC to give us instructions to allocate your premiums (or, for an existing Policy, Policy value) pursuant to the allocations of the model you select. AIC will also periodically instruct us to change your allocations consistent with any changes to the model made by AIC as recommended by AIP. AIC has no discretionary authority to execute any other transfers for your Policy.
     o    You must complete the Asset Allocation questionnaire.
     o You must allocate all of your Policy value to one asset allocation model. We must receive notice of your asset allocation model election by Written Notice before we can begin a Program for you. Only you can select which model is best for you. The Asset Allocation questionnaire can be an aid, but neither it nor AIC will make this decision for you. You may wish to consult with your own financial professional to determine whether participation in the Program is best for you, and if so, which model is most suitable.
     o Each quarter we will automatically rebalance the Subaccount values to be consistent with the allocation percentages for the Program model that you selected. Such rebalancing will be disclosed in quarterly statements to you. Performance of each model is updated monthly on our website and is available upon request.
     o At least annually, AIC will re-evaluate and may make changes to each investment level model based upon AIP's recommendations. When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Program.
     o If you are currently participating in a Program model and you make changes to your allocations outside the model, you will not receive future notifications of model changes. You will then be considered as having withdrawn from the Program and as having cancelled your relationship with AIC for purposes of implementing the Program with your Policy. For these reasons, you will not be able to execute trades online if you participate in the Program. You will be required to talk to a Service Center representative if you are in the Program, but wish to make a transfer or trade. The Service Center representative will explain to you, prior to executing any telephone transaction, that your election to execute a trade will result in the discontinuance of the Program for your Policy.
     o If participation in the Program terminates, including by death of the Owner, Policy value will not be reallocated automatically if the model is changed, and thus will not reflect the most current allocation recommendations. Any additional premiums received after the death of the Owner will be returned.

     The Program consists of five models, ranging from aggressive to conservative.
     o Aggressive Model - The Aggressive Model is for long-term investors who want high growth potential and do not need current income. The model may entail substantial year-to-year volatility in exchange for potentially higher long-term returns. Losses are still possible.
     o Capital Growth Model - The Capital Growth Model is for long-term investors who want good growth potential and do not need current income. The model entails a fair amount of volatility, but not as much as the Aggressive Model. Losses are still possible.
     o Balanced Model - The Balanced Model is for long-term investors who do not need current income and want some growth potential, while seeking to manage overall volatility. The model is likely to entail some fluctuations. Losses are still possible.
     o Moderate Model - The Moderate Model is for investors who seek current income and stability, with modest potential for increase in the value of their investments. Losses are still possible.
     o Conservative Model - The Conservative Model is for investors who seek current income and stability, and are less concerned about growth. Losses are still possible.

NLVA 6150                             -19-

     Additional Program models (the "GLWB Models") are available if your Policy has an active GLWB rider. We reserve the right to offer GLWB Models with or without an asset allocation program. Once your GLWB rider is active, changes to allocations outside the GLWB Models also risk termination of your GLWB rider. Additional safeguards apply if your Policy has the GLWB rider (See the GLWB Rider section, Asset Allocation).

     Additional Information - Program GLWB Models
     The GLWB rider requires that you invest your Policy value in one of certain allowable allocation model. Allowable Program GLWB Models available for use with an active GLWB rider are:
     o GLWB Balanced - For long-term investors who do not need current income and want some growth potential, while seeking to manage overall volatility. The model is likely to experience fluctuation in value. Losses are still possible;
     o GLWB Moderate - For investors who seek current income and stability, with modest potential for increase in the value of their investments. Losses are still possible; and
     o GLWB Conservative - For investors who seek current income and stability, and are less concerned about growth. Losses are still possible.
The GLWB rider will terminate if you withdraw from an allowable model or allocate any portion of your subsequent premium payments to an investment option that is not consistent with the allowable models. Additional safeguards apply if your Policy has the GLWB rider (See the GLWB Rider section, Asset Allocation).

     The three Program GLWB Models listed above are allowable allocation models for your Policy.

     Owners of Policies with an active GLWB rider who are invested in Program GLWB Models also may make a 100% allocation to a Non-Program GLWB Model, listed later in this section, on or after May 1, 2013. The Non-Program GLWB Models are allowable allocation models. However, if you choose a Non-Program GLWB Model, you will be considered as having withdrawn from the Program and discontinued your relationship with AIC. You will not be allowed to return to Program GLWB Models. Thereafter, your allowable allocation models will be limited to Non-Program GLWB Models.

     Potential Conflicts of Interest Relating to Program Models and GLWB Program Models
     AIC and AIP may be subject to competing interests that have the potential to influence their decision making with regard to the models. AIC is compensated by us as principal underwriter for the Policies. AIP is compensated by us for its fund-specific model recommendations, and its ongoing oversight of the available investment options. We may receive fees for administrative services from other portfolios in the models. This additional compensation and related responsibilities may create conflicts of interest as AIC determines which portfolios should be in the models. Also, Calvert Variable Products, Inc. and Calvert Variable Series, Inc. (the "Calvert Funds"), which are part of the Ameritas Mutual Holding Company and therefore are affiliated with us, have portfolios offered through the Policy. The Calvert Funds are advised by Calvert Investment Management, Inc. ("CIM"), an affiliate of ours, and certain of the Calvert Funds are subadvised by AIP. CIM and AIP are compensated for advisory oversight, subadvisory, and administrative services. Calvert Fund portfolios may or may not be included in the models and/or GLWB Models. AIP may have an incentive to recommend certain portfolios that have administrative, advisory or subadvisory services provided by CIM and AIP. As a result of the competing interests the affiliated parties face in this Program, there is an increased potential risk of a conflict of interest in these arrangements.

     There is no additional charge for selecting the Program. Although asset allocation programs are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still lose value. For information about risks of participating in the Program and more detail about the Program, including more information about conflicts of interest, ask for a copy of this prospectus' Statement of Additional Information. More information about AIC's role as investment adviser for the Program is available on AIC's Form ADV Part 2A, Appendix 1, which is delivered to you at the time you subscribe to the Program. We may modify the Asset Allocation Program at any time. We may also discontinue the Asset Allocation Program at any time.

NLVA 6150                             -20-

     Non-Program GLWB Models

     Beginning May 1, 2013, GLWB Models are offered outside of the Program described above. These Non-Program GLWB Models are comprised of volatility managed funds, and for that reason, also may be referred to as "VMF Models."

     Each of the three VMF Models is comprised of a single investment option that is managed by our affiliate, Calvert Investment Management, Inc. ("CIM"), subject to the oversight of CIM and the fund's Board of Directors. (See Potential Conflicts of Interest, below.) The strategies used by the VMF Models limit the volatility risks associated with offering living benefit riders. In providing the VMF Models, we are not providing investment advice or managing the allocations under your Policy. There is no investment advisory agreement between you and Ameritas Investment Corp., nor is any of our affiliates an adviser to you as the Policy Owner.

     Non-Program GLWB Models available for use with the GLWB rider on or after May 1, 2013 are:
     o VMF Growth Model - The VMF Growth Model is for long-term investors who seek growth potential with less emphasis on current income. The Model is likely to experience fluctuation in value, while seeking to manage overall volatility. Losses are still possible.
     o VMF Moderate Growth Model - The VMF Moderate Growth Model is for long-term investors who seek a balance of current income and growth potential. The Model is likely to experience some fluctuations, while seeking to manage overall volatility. Losses are still possible.
     o VMF Moderate Model - The VMF Moderate Model is for investors who seek current income and stability with modest potential for increase in the value of their investment. Losses are still possible.

     To elect a Non-Program GLWB Model:
     o    You must allocate all of your Policy value to one Non-Program
          GLWB Model.
     o You are responsible for determining which model is best for you. Your financial adviser can help you make this determination and may provide you with an investor questionnaire to help you define your investing style. There is no guarantee that the model you select is appropriate to your ability to withstand investment risk. We are not responsible for your selection of a specific investment option or model, or your decision to change to a different investment option.
     o Performance of each VMF Model is updated monthly on our website and is available upon request. If you wish to keep using your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically updated. If you wish to change your selected model, you can select a different Non-Program GLWB Model.
     o You may not make changes to your allocations outside the Non-Program GLWB Models. Changes to allocations outside the Non-Program GLWB Models will be considered as having withdrawn from the model and risk termination of your GLWB rider. For this reason, you will not be able to execute trades online when you are using a Non-Program GLWB Model. You will be required to talk to a Service Center representative if you wish to make a transfer or trade. The Service Center representative will explain to you, prior to executing any telephone transaction, that your election to execute a trade will result in the discontinuance of the Non-Program GLWB Models for your Policy.
     o Additional safeguards apply if your Policy has the GLWB rider (See the GLWB Rider section, Asset Allocation).
     o If participation in the Non-Program GLWB Models terminates, including by death of the Owner, Policy value will reflect allocations to the model last selected before termination. Any additional premiums received after the death of the Owner will be returned.

     These Non-Program GLWB Models also are allowable allocation models on Policies with an active GLWB rider. Owners of Policies with an active GLWB rider who are invested in Program GLWB Models may make a 100% allocation to one of the Non-Program GLWB Models on or after May 1, 2013. If you choose a Non-Program GLWB Model, you will be considered as having withdrawn from the Program and discontinued your relationship with AIC. You will not be allowed to return to Program GLWB Models.

NLVA 6150                             -21-

     Potential Conflicts of Interest Relating to Non-Program GLWB Models
     In providing investment advisory services for the investments that comprise the VMF Models, CIM, together with its affiliates, including us, is subject to competing interests that may influence its decisions. These competing interests typically arise because CIM or one of its affiliates serves as the investment adviser or sub-adviser to the underlying funds and may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund. For additional information about the conflicts of interest to which CIM and its affiliates are subject, see the underlying VMF fund prospectuses.

     Although GLWB Models are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still lose value. For information about risks related to, and more detail about the investment options that comprise the VMF Models, including more information about conflicts of interest, see the prospectuses for the underlying investment options or ask for a copy of this prospectus' Statement of Additional Information.

     We may modify the available investment options, including selection of Non-Program GLWB Models, at any time. We also may discontinue use of a GLWB Model at any time. (See GLWB Rider section, Asset Allocation; for additional information in discontinuation of an allowable allocation model).

     The GLWB rider will terminate if you withdraw from a designated model or allocate any portion of your subsequent premium payments to an investment option that is not consistent with the allowable models.


IMPORTANT POLICY PROVISIONS
--------------------------------------------------------------------------------
     Many key rights and benefits under the Policy are summarized in this prospectus; however, you must refer to the Policy itself for the actual terms of the Policy. You may obtain a copy of the Policy from us. The Policy remains in force until surrendered for its Cash Surrender Value, or until all proceeds have been paid under an annuity income option or as a death benefit.

     POLICY APPLICATION AND ISSUANCE

     The Policy is not available for new sales. You purchased your Policy by submitting an application and a minimum initial premium. A Policy usually will be issued only if you and the Annuitant are age 0 through 85, rounded to the nearest birthday. We reserve the right to reject any premium for regulatory reasons, or if the premium does not meet the requirements stated in the Policy, as disclosed in this prospectus.

Replacing an existing annuity policy is not always your best choice. Evaluate any replacement carefully.

     If your application is in good order upon receipt, we will credit your initial premium (less premium tax, if applicable) to the Policy value in accordance with your allocation instructions within two Business Days after the later of the date we receive your application or the date we receive your premium. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial premium unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met.

     The Policy Date is the date two Business Days after we receive your application and initial premium. It is the date used to determine Policy Anniversaries and Policy Years. No Policy will be dated on or after the 29th day of a month. (This does not affect how premium is credited; see the paragraph above.)

o    Application in Good Order
     All application questions must be answered, but particularly note these requirements:
     o The Owner's and the Annuitant's full name, Social Security number, and date of birth must be included.
     o Your premium allocations must be completed in whole percentages, and total 100%.
     o    Initial premium must meet minimum premium requirements.
     o    Your signature must be on the application.
     o Identify the type of plan, whether it is non-qualified or, if it is qualified, state the type of qualified plan.
     o    City, state and date application was signed must be completed.
     o If you have one, please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.

NLVA 6150                             -22-

     o There may be forms in addition to the application required by law or regulation, especially when a qualified plan or replacement is involved.

o    Premium Requirements
     Your premium checks should be made payable to "Ameritas Life Insurance Corp." We may postpone crediting any payment made by check to your Policy value until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources. Total premiums for all annuities held with us for the same Annuitant or Owner may not exceed $1 million without our consent.
     Initial Premium
     o    The only premium required. All others are optional.
     o Must be at least $2,000. We have the right to change these premium requirements, and to accept a smaller initial premium if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or as part of a tax-qualified plan.

     Additional Premiums
     o Must be at least $250; $50 if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or a tax-qualified plan. We have the right to change these premium requirements.
     o    Will not be accepted, without our approval, on or after the earlier of
          (i) the Policy Anniversary nearest your 85th birthday or (ii) the Annuity Date.

o    Allocating Your Premiums
     You may allocate your premiums among the variable investment options and the Fixed Account fixed interest rate option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.
     o    Allocations must be in whole percentages, and total 100%.
     o You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
     o All premiums will be allocated pursuant to your instructions on record with us.
     o The allocation of any premium to the Fixed Account may not exceed 25% without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account proportionately to the remaining investment options you selected in your latest allocation instructions.


     YOUR POLICY VALUE

     On your Policy's date of issue, the Policy value equals the initial premium less any charge for applicable premium taxes. On any Business Day thereafter, the Policy value equals the sum of the values in the Separate Account variable investment options and the Fixed Account. The Policy value is expected to change from day to day, reflecting the expenses and investment experience of the selected variable investment options (and interest earned in the Fixed Account options) as well as the deductions for charges under the Policy.

o    Separate Account Value
     Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Subaccount units allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:
     (a) the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the

NLVA 6150                             -23-
          purchase or redemption of any shares on that date; minus
     (b) the daily mortality and expense risk charge; and this result divided by
     (c) the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

     When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

     An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

o    Fixed Account Value
     The Policy value of the Fixed Account on any Business Day equals:
     (a) the Policy value of the Fixed Account at the end of the preceding Policy Month; plus
     (b)  any premiums credited since the end of the previous Policy Month; plus
     (c) any transfers from the Subaccounts credited to the Fixed Account since the end of the previous Policy Month; minus
     (d) any transfers and transfer fee from the Fixed Account to the Subaccounts since the end of the previous Policy Month; minus
     (e) any partial withdrawal taken from the Fixed Account since the end of the previous Policy Month; minus
     (f) the Fixed Account's share of the annual Policy fee on the Policy Anniversary; plus
     (g)  interest credited on the Fixed Account balance.

     TELEPHONE TRANSACTIONS

Telephone Transactions Permitted
o    Transfers among investment options.
o    Establish systematic transfer programs.
o    Change of premium allocations.

How to Authorize Telephone Transactions
o Upon your authorization on the Policy application or in Written Notice to us, you or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules:
o Must be received by close of the New York Stock Exchange ("NYSE") (usually 3:00 p.m. Central Time), except Rydex Subaccount transactions must be received by 2:30 p.m. Central Time; if later, the transaction will be processed the next day the NYSE is open.
o    Calls will be recorded for your protection.
o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
o    May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

     DELAY OF PAYMENTS

     We will usually pay any amounts requested as a full surrender or partial withdrawal from the Separate Account within 7 days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if:
(i) the NYSE is closed for other than customary weekend and holiday closings;
(ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

     We may defer payments of full surrenders or partial withdrawals or a transfer from the Fixed Account for up to 6 months from the date we receive your Written Notice, after we request and receive approval from the insurance commissioner of the state where the Policy is delivered.

     BENEFICIARY

     You may change your beneficiary by sending Written Notice to us, unless the named beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named beneficiary is irrevocable you may change the named beneficiary only by Written Notice signed by both you and the

NLVA 6150                             -24-
beneficiary. If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

     If there are joint Owners, the surviving joint Owner will be deemed the beneficiary, and the beneficiary named in the Policy application or subsequently changed will be deemed the contingent beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent beneficiary.

     If the beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner. The surviving spouse may not elect the Guaranteed Lifetime Withdrawal Benefit rider when the single life option was selected and the Policy was issued under an Internal Revenue Code Section 401 or 457 qualified plan.

     If the named beneficiary dies before you, then your estate is the beneficiary until you name a new beneficiary.

     MINOR OWNER OR BENEFICIARY

     A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. In most states parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

     POLICY CHANGES

     Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Office and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this prospectus' first two pages and last page.

     POLICY TERMINATION

     We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy. See this prospectus' POLICY DISTRIBUTIONS: Withdrawals section for more information.

     If you have paid no premiums during the previous 36-month period, we have the right to pay you the total value of your Policy in a lump sum and cancel the Policy if (i) the Cash Surrender Value is less than $1,000 (does not apply to IRAs), or (ii) the paid-up lifetime income annuity benefit at maturity, based on an accumulation of the Policy value to maturity, would be less than $20 per month.

POLICY DISTRIBUTIONS
--------------------------------------------------------------------------------
     There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Date. Tax penalties may apply to amounts taken out of your Policy before the Annuity Date. Your Policy also provides a death benefit that may be paid upon your death prior to the Annuity Date. All or part of a death benefit may be taxable.

     WITHDRAWALS
Withdrawals may be subject to:
     -    Income Tax
     -    Penalty Tax

     You may withdraw, by Written Notice, all or part of your Policy's Cash Surrender Value prior to the Annuity Date. Following a full surrender of the Policy, or at any time the Policy value is zero, all your rights in the Policy end. Total surrender requires you to return your Policy to us.

     Withdrawal Rules
     o Withdrawals must be by Written Notice. A request for a systematic withdrawal plan must be on our form and must specify a date for the first payment, which must be the 1st through 28th day of the month.
     o    Minimum withdrawal is $250.

NLVA 6150                             -25-

     o We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy.
     o Withdrawal results in cancellation of Accumulation Units from each applicable Subaccount and deduction of Policy value from any Fixed Account option. If you do not specify which investment option(s) from which to take the withdrawal, it will be taken from each investment option in the proportion that the Policy value in each investment option bears to the total Policy value.
     o The amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total premiums made, because we will deduct any charges owed but not yet paid, a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Separate Account.
     o Unless you give us Written Notice not to withhold taxes from a withdrawal, we must withhold 10% of the taxable amount withdrawn to be paid as a federal tax, as well as any amounts required by state laws to be withheld for state income taxes.

     Ameritas Life and the Separate Account may allow facsimile request forms and signatures to be used for the purpose of a "Written Notice" authorizing withdrawals from your Policy. You may complete and execute a withdrawal form and send it to our Service Center fax number, 402-467-7335. We may offer this method of withdrawal as a service to meet your needs when turnaround time is critical. However, by not requiring an original signature there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.

o    Systematic Withdrawal Plan
     The systematic withdrawal plan allows you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Policy value from a specified investment option monthly, quarterly, semi-annually or annually. We can support and encourage your use of electronic fund transfer of systematic withdrawal plan payments to an account of yours that you specify to us. The fixed dollar amount of systematic withdrawals may be calculated in support of Internal Revenue Service minimum distribution requirements over the lifetime of the Annuitant. No systematic withdrawal may be established after the 28th of each month. Although this plan mimics annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax adviser before requesting this plan.

     DEATH BENEFITS

o    Death Benefit Upon Owner's Death
     We will pay the death benefit after we receive Due Proof of Death of an Owner's death and we have sufficient information about the beneficiary to make the payment. Death benefits may be paid pursuant to an annuity income option to the extent allowed by applicable law and any settlement agreement in effect at your death. If the beneficiary does not make an annuity income option election within 60 days of our receipt of Due Proof of Death, we will issue a lump-sum payment to the beneficiary.

A death benefit is payable upon:
           -    Your Policy being in force;
           -    Receipt of Due Proof of Death of the first Owner to die;
           -    Election of an annuity income option; and
           - Proof that the Owner died before any annuity payments begin. "Due Proof of Death" is a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us.

     Until we receive satisfactory proof of death and instructions, in the proper form, from your beneficiaries, your Policy will remain allocated to the Subaccounts you chose, so the amount of the death benefit will reflect the investment performance of those Subaccounts during this period. If your Policy has multiple beneficiaries, we will calculate and pay each beneficiary's share of the death benefit proceeds once we receive satisfactory proof of death and when we receive instructions, in proper form, from that beneficiary. The death benefit proceeds still remaining to be paid to other beneficiaries will continue to fluctuate with the investment performance of the Subaccounts you chose, until each beneficiary has provided us instructions in the proper form.

     If an Owner of the Policy is a corporation, trust, or other non-individual, we treat the primary Annuitant as an Owner for purposes of the death benefit. The "primary Annuitant" is that individual whose life affects the timing or the amount of the death benefit payout under the Policy. A change in the primary Annuitant will be treated as the death of an Owner.

     If the Annuitant is an Owner or joint Owner, the Annuitant's death is treated as the Owner's death.

     If the Annuitant is not an Owner and the Annuitant dies before the Annuity Date, the Owner may name a new Annuitant if such Owner(s) is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If the Owner does not name a new Annuitant, the Owner will become the Annuitant.

NLVA 6150                             -26-

     If your spouse is the Policy beneficiary, Annuitant, or a joint Owner, special tax rules apply. See the IRS Required Distribution Upon Death of Owner section below.

     We will deduct any applicable premium tax not previously deducted from the death benefit payable.

     In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all beneficiary accounts in place at any given time. We will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the general account.

o    Standard Death Benefit
     Upon any Owner's death before the Annuity Date, the Policy will end, and we will pay a death benefit to your beneficiary. The death benefit equals the larger of:
     - your Policy value on the later of the date we receive Due Proof of Death or an annuity payout option election less any charge for applicable premium taxes; or
     -    adjusted guaranteed death benefit premiums.

     We define adjusted guaranteed death benefit premiums as total premiums paid into the Policy less an adjustment for each withdrawal. If you have not taken any withdrawals from the Policy, the adjusted guaranteed death benefit premium is equal to the total premiums paid into the Policy. To calculate the adjustment amount for the first withdrawal made under the Policy, we determine the percentage by which the withdrawal reduces the Policy value. For example, a $10,000 withdrawal from a Policy with a $100,000 value is a 10% reduction in Policy value. This percentage is calculated by dividing the amount of the withdrawal by the Policy value immediately prior to taking that withdrawal. The resulting percentage is multiplied by the total premiums paid into the Policy immediately prior to the withdrawal and then subtracted from the total premiums paid into the Policy immediately prior to the withdrawal. The resulting amount is the adjusted guaranteed death benefit premiums.

     To arrive at the adjusted guaranteed death benefit premiums for subsequent withdrawals, we determine the percentage by which the Policy value is reduced by taking the amount of the withdrawal in relation to the Policy value immediately prior to taking the withdrawal. We then multiply the adjusted guaranteed death benefit premiums as determined immediately prior to the withdrawal by this percentage. We subtract that result from the adjusted guaranteed death benefit premiums determined immediately prior to the withdrawal to arrive at the subsequent guaranteed death benefit premiums.

     Upon any Owner's death on or after the Annuity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

o    IRS Required Distribution Upon Death of Owner
     Federal law requires that if your Policy is tax non-qualified and you die before the Annuity Date, then the entire value of your Policy must be distributed within 5 years of your death. The 5-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual beneficiary; and (b) will be paid over the lifetime or the life expectancy of that beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. A more detailed description of these rules and other required distribution rules that apply to tax-qualified Policies are included in Appendix B of this prospectus.

o    Tables Illustrating Benefits Upon Death
     The following tables illustrate benefits payable, if any, upon death of a party to the Policy for most, but not necessarily all, situations. The terms of any Policy rider or qualified plan funded by the Policy may change this information. Please consult your own legal and tax advisor for advice. You may contact us for more information.

NLVA 6150                             -27-

                                      If death occurs before the Annuity Date:
If the deceased is...  and...              and...                      then the...
--------------------- ---------------------- ------------------------------ ------------------------------------------------
any Policy Owner      - - -                  - - -                         Policy beneficiary receives the death
                                                                           benefit.
--------------------- ---------------------- ----------------------------- ---------------------------------------------
any Policy Owner      there is no surviving  the beneficiary is the Policy surviving spouse may elect to become the
                      joint Policy Owner who Owner's surviving spouse,     Policy Owner and continue the Policy, or
                      is the deceased        unless the spouse is the      may have the Policy end and receive the
                      Owner's spouse         surviving joint Policy Owner  death benefit.
--------------------- ---------------------- ----------------------------- ---------------------------------------------
the Annuitant         a Policy Owner is      there is no named             the Policy continues with the Policy Owner
                      living                 contingent or joint           as the Policy Annuitant unless the Owner
                                             Annuitant                     names a new Annuitant.
--------------------- ---------------------- ----------------------------- ---------------------------------------------
the Annuitant         the Policy Owner       - - -                         the Annuitant's death is treated as a
                      is a non-person                                      Policy Owner's death.
--------------------- ---------------------- ----------------------------- ---------------------------------------------
the Annuitant         a Policy Owner is      the contingent or joint       contingent Annuitant becomes the Annuitant,
                      living                 Annuitant is living           and the Policy continues.
------------------------------------------------------------------------------------------------------------------------
                                      If death occurs on or after the Annuity Date:
------------------------------------------------------------------------------------------------------------------------
If the deceased is...  and...             then the...
--------------------- ---------------- ---------------------------------------------------------------------------------
--------------------- ---------------- ---------------------------------------------------------------------------------
any Policy Owner      there is a       surviving Policy Owner remains as Owner for purposes of distributing any
                      living joint     remaining Policy proceeds pursuant to the annuity income option then in
                      Owner, and       effect.  If the annuity benefit payee was the deceased Policy Owner, the
                      the Annuitant    surviving Owner receives the proceeds.  If the payee is other than the
                      is living        deceased Owner, proceeds continue to be paid to the payee until the payee's death, then are paid to the Policy beneficiary.
--------------------- ---------------- ---------------------------------------------------------------------------------
any Policy Owner      there is no      Policy beneficiary becomes the Policy Owner for purposes of distributing
                      surviving        any remaining Policy proceeds pursuant to the annuity income option then in
                      joint Owner,     effect.  If the annuity benefit payee was the Owner, then the Policy
                      and              beneficiary receives the proceeds.  If the payee is other than the Owner,
                      the Annuitant    proceeds continue to be paid to the payee until the payee's death, then are
                      is living        paid to the Policy beneficiary.
--------------------- ---------------- ---------------------------------------------------------------------------------
any Annuitant         any Policy       Policy Owner (or other named payee) receives distribution of any remaining
                      Owner is living  Policy proceeds pursuant to the annuity income option then in effect.
--------------------- ---------------- ---------------------------------------------------------------------------------
the Annuitant         the Annuitant    Policy beneficiary becomes the Policy Owner for purposes of distributing
                      is also the      any remaining Policy proceeds pursuant to the annuity income option then in
                      Policy Owner     effect.  If the annuity benefit payee was the Owner, then the Policy beneficiary receives the proceeds.  If the payee is other than the Owner, proceeds continue to be paid to the payee until the payee's death, then are paid to the Policy beneficiary.
--------------------- ---------------- ---------------------------------------------------------------------------------

     ANNUITY INCOME BENEFITS

     A primary function of an annuity contract, like this Policy, is to provide annuity payments to the payee(s) you name. You will receive the annuity benefits unless you designate another payee(s). The level of annuity payments is determined by your Policy value, the Annuitant's sex (except where prohibited by law) and age, and the annuity income option selected. All or part of your Policy Cash Surrender Value may be placed under one or more annuity income options.

Annuity payments:
        - require investments to be allocated to our general account, so are not variable.
        -  may be taxable and, if premature, subject to a tax penalty.

     Annuity payments must be made to individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity income option is effective only after we acknowledge it. We may require initial and ongoing proof of the Owner's or Annuitant's age or survival. Unless you specify otherwise, the payee is the Owner.

     Payments under the annuity income options are fixed annuity payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 1.5% on an annual basis. We have sole discretion whether or not to pay a higher interest rate for all annuity income options. Current annuity income option amounts for all options are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts for all annuity income options are based on the interest rate described above. Guaranteed amounts for options 4 and 5 (see below) are also based on the a2000 Valuation Mortality Table, projected 20 years. Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the Annuity Date, and does not change.

o    When Annuity Income Payments Begin
     You select the Annuity Date by completing an election form that you can request from us at any time. This date may not be any earlier than the fifth Policy Anniversary. If you do not specify a date, the Annuity Date will be the later of the Policy Anniversary nearest the Annuitant's 85th birthday or the fifth Policy Anniversary. Tax-qualified Policies may require an earlier Annuity Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Date.

The longer the guaranteed or projected annuity income option period, the lower the amount of each annuity payment.

o    Selecting an Annuity Income Option
     You choose the annuity income option by completing an election

NLVA 6150                             -28-
form that you can request from us at any time. You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the date annuity payments are scheduled to begin. If no selection is made by then, we will apply the Policy Cash Surrender Value to make annuity payments under annuity income option 4 providing lifetime income payments.

     If you die before the Annuity Date (and the Policy is in force), your beneficiary may elect to receive the death benefit under one of the annuity income options (unless applicable law or a settlement agreement dictate otherwise).

o    Annuity Income Options
     Once fixed annuity payments under an annuity income option begin, they cannot be changed. (We may allow the Annuitant or Beneficiary to transfer amounts applied under options 1, 2, or 3 to option 4, 5, or 6 after the Annuity Date. However, we reserve the right to discontinue this practice.) When the Owner dies, we will pay any unpaid guaranteed payments to your beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

     Note: Unless you elect an annuity income option with a guaranteed period or option 1, it is possible that only one annuity payment would be made under the annuity payout option if the Annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the Annuitant died before the due date of the third annuity payment, etc. This would not happen if you elect an annuity option guaranteeing either the amount or duration of payments, or just paying interest (options 1, 2, or 3).

     Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice not to withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

     We may pay your Policy proceeds to you in one sum if they are less than $1,000, or when the annuity income option chosen would result in periodic payments of less than $20. If any annuity payment would be or becomes less than $20, we also have the right to change the frequency of payments to an interval that will result in payments of at least $20. In no event will we make payments under an annuity option less frequently than annually.

     The annuity income options are:

(1) Interest Payment. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.

(2) Designated Amount Annuity. Proceeds are paid in monthly installments of a specified amount over at least a 5-year period until proceeds, with interest, have been fully paid.

(3) Designated Period Annuity. Proceeds are paid in monthly installments for the specified period chosen. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.

(4) Lifetime Income Annuity. Proceeds are paid as monthly income during the Annuitant's life. Variations provide for guaranteed payments for a period of time.

(5) Joint and Last Survivor Lifetime Income Annuity. Proceeds are paid as monthly income during the joint Annuitants' lives and until the last of them dies.

(6)  Lump Sum. Proceeds are paid in one sum.

     GLWB RIDER

     A Guaranteed Lifetime Withdrawal Benefit ("GLWB") rider is part of your Policy at the time of issue if the Policy Date is on or after November 5, 2007 and if the rider was approved in your state. The rider may have been issued in its Inactive Phase for any issue age 0 - 85. It may have been issued in an active status when the Policy Owner was age 49 years, six months and one day ("attained age 50") through age 85 years, 6 months ("attained age 85"). Active status riders are either in the Accumulation Phase or the Withdrawal Phase. You may activate the rider subject to the terms and conditions stated below.

     The GLWB rider provides a withdrawal benefit that guarantees a series of annualized withdrawals from the Policy, regardless of the Policy value, until your death or the death of the last surviving Covered Person. Guarantees, which are obligations of the general account, are subject to the claims paying ability of the company and do not apply to the performance of the underlying investment options available with this product.

o    GLWB Definitions

Benefit phases are defined as:
     o Inactive Phase. The period of time when this rider is inactive. The Owner chooses when to end the Inactive Phase, but it cannot end before the Youngest Age 50.
     o Accumulation Phase. The period of time between the Rider Activation Date and the first date of the Withdrawal Phase.

NLVA 6150                             -29-

     o Withdrawal Phase. The period of time beginning with the occurrence of the first withdrawal as outlined in the Withdrawal Phase section.
     o Guaranteed Phase. The period of time during which Lifetime Withdrawal Benefit Amount payments continue to be made, although the Policy value has been reduced to zero.

Benefit Base. The amount used in conjunction with a lifetime distribution factor to determine the Lifetime Withdrawal Benefit Amount.

Covered Person(s).
     o    The Owner of the Policy or;
     o The Annuitant if the Owner of the Policy is a non-natural person, such as a trust or;
     o The spouses when the joint spousal option is selected. Once the rider is activated, no changes to the Covered Persons will be permitted.

Excess Withdrawal. The portion of any withdrawal taken during the Withdrawal Phase that makes the total of all withdrawals in a Rider Year exceed the Lifetime Withdrawal Benefit Amount in that Rider Year.

Lifetime Withdrawal Benefit Amount ("LWBA"). The maximum amount that can be withdrawn under this rider during a Rider Year without reducing the Benefit Base.

Maximum Anniversary Policy Value. The highest Policy value on any Policy Anniversary during the 10-year period after the later of the Rider Activation Date or the most recent reset date.

Monthly Anniversary.  The same date in a succeeding month as the Policy Date.

Premium Accumulation Value. The sum of premiums paid, accumulated at an annual compound rate of interest for a 10-year period during the Accumulation Phase beginning with the later of the Rider Activation Date or the most recent reset date. The rate of interest is:
     o    5% for the Rider Year in which no withdrawal is taken
     o    0% for the Rider Year in which a withdrawal is taken

     The initial Premium Accumulation Value is determined as follows:
     o If the Rider Activation Date is the same as the Policy Date, it is equal to the initial premium.
     o If the Rider Activation Date is after the Policy Date, it is equal to the Policy value as of the Rider Activation Date.

Remaining Balance. The most recently determined Benefit Base minus the sum of all withdrawals made since the later of the beginning of the Withdrawal Phase or the most recent step-up of the Benefit Base. The Remaining Balance will never be less than zero.

Rider Activation Date. The end of the Inactive Phase and the beginning of the Accumulation Phase or the Withdrawal Phase. It must coincide with a Monthly Anniversary and cannot occur before the Youngest Age 50.

Rider Year. For the first Rider Year, the period of time from the Rider Activation Date to the next Policy Anniversary. Subsequent Rider Years will coincide with Policy Years.

RMD. The required minimum distribution amount as defined by Internal Revenue Code Section 401(a)(9) and related Code provisions. It is based on the previous year-end Policy value of the Policy to which the rider is attached, including the present value of additional benefits provided under the Policy and any other riders attached to the Policy to the extent required to be taken into account under IRS guidance.

Youngest Age.  The attained age of the youngest Covered Person.

o    Inactive Phase

     The following apply during the Inactive Phase:
     o    No charges for the rider will be deducted from the Policy value.
     o No restrictions are imposed on withdrawals other than those provided by the base Policy.
     o No restrictions are imposed on asset allocations other than those provided by the base Policy.
     o No determinations are made of Premium Accumulation Value, Maximum Anniversary Policy Value, or Benefit Base as they apply to the benefits and provisions of the GLWB rider.

     The end of the Inactive Phase coincides with the Rider Activation Date.

o    Activation of Rider

     Rider Activation Date
     The rider will be activated on the Monthly Anniversary following our receipt of the properly completed service forms, but no earlier than the Youngest Age 50. Service forms include your written consent granting our affiliate, Ameritas Investment Corp. ("AIC") discretionary authority as described in the Asset Allocation Program section and below, if you elect to invest in a Program GLWB Model.

NLVA 6150                             -30-

     Rider Charges
     The Guaranteed Maximum Charge and the Current Charge for the rider are shown in the CHARGES section of this prospectus and other information about the rider charges is discussed in the CHARGES EXPLAINED section.

     Asset Allocation
     Beginning on the Rider Activation Date, the GLWB rider limits individual transfers and future premium allocations otherwise permitted by the Policy. By activating the rider, you agree that your Policy value will be invested in one of certain allowable allocation models while the rider is active.

     The Program GLWB Models currently available for use with the GLWB rider are: GLWB Balanced, GLWB Moderate, and GLWB Conservative. AIC will serve as your investment adviser fiduciary solely for purposes of development of the Program GLWB Models and periodic updates to or deletion of the Program GLWB Models available with the GLWB rider. The conditions of the Asset Allocation Program will apply, and you agree to a rebalancing schedule for the Program GLWB Models. You are permitted to transfer your total Policy value from one Program GLWB Model to another Program GLWB Model. However, changes to your allocations outside the allowable models will terminate the rider. Only you can select the allowable asset model best for you. AIC will not make this decision for you.

     Beginning May 1, 2013, allowable allocation models include certain Non-Program GLWB Models. The Non-Program GLWB Models available for use with the GLWB rider are: VMF Growth Model, VMF Moderate Growth Model, and VMF Moderate Model. Each of the three Non-Program GLWB Models is comprised of a single investment option that is managed by our affiliate, Calvert Investment Management, Inc. AIC does not advise the Non-Program GLWB Models. Once you elect (or transfer to) a Non-Program GLWB Model, your allowable GLWB Models will be limited to Non-Program GLWB Models.

     Premium payments made to the Policy value during the Accumulation Phase and Withdrawal Phase will be credited proportionally to the subaccount(s) contained in the allowable allocation model you have selected. All withdrawals will be deducted proportionally from the subaccount(s) in the allowable allocation model.

     We have the right to discontinue access to an allowable allocation model. If an allowable allocation model will be discontinued, we will notify you within 30 days prior to the change. If after 30 days you have not selected another allowable allocation model, we will transfer all funds from the discontinued allocation model to a default model as specified in the notice. You may later request to transfer your total Policy value from the default model to any of the remaining allowable allocation models. If the default model specified is a Non-Program GLWB Model, your allowable allocation models will be limited to Non-Program GLWB Models.

     We will notify you in the event any transaction you request will involuntarily cause your GLWB rider to terminate for failure to invest according to an allowable allocation model. We will require you to sign a form to terminate your GLWB rider and request the investment option change. Until the service form is received in good order in our office, we will not complete your requested change.

     Single Life Option - Rider Election by Surviving Spouse
     This section applies only to Policies issued as tax non-qualified, or to Policies issued as Traditional, SEP, SIMPLE, or Roth IRAs. The rider is not available to a surviving spouse when the single life option was selected and the Policy was issued under a qualified plan established by the applicable provisions of Internal Revenue Code Section 401 or 457.

     If the Covered Person dies during the Accumulation Phase of the rider and if the surviving spouse of the deceased Covered Person elects to continue the Policy in accordance with its terms, the surviving spouse may elect to add the rider for his or her life.

     a. If the surviving spouse has not reached attained age 50, the rider will become inactive and will enter the Inactive Phase.
     b. If the surviving spouse has reached attained age 50, the rider may be activated into the Accumulation Phase and the Premium Accumulation Value and Maximum Anniversary Policy Value will be set equal to the Policy value. The charge for the rider will equal the charge in effect for new issues of the same rider and will not exceed the maximum charge as stated in the CHARGES section of this prospectus.

NLVA 6150                             -31-

     If the Covered Person dies during the Withdrawal Phase, and if the surviving spouse of the deceased Covered Person elects to continue the Policy in accordance with its terms, the surviving spouse may continue the Policy and the rider. The LWBA in effect on the date of the Covered Person's death will be paid until such time that the Remaining Balance is reduced to zero. No step-up of the Benefit Base is available after the Covered Person's death.

     Joint Spousal Option - for Non-Qualified and IRA Plans
     Effective May 1, 2010, the joint spousal option is available for Policies issued as Traditional, SEP, SIMPLE, or Roth IRAs (together referred to as "IRAs"). (Policies issued prior to that date were permitted to be issued under the joint spousal option only if they were tax non-qualified.) Additional conditions for IRAs with the joint spousal rider include that the spouse must be the primary beneficiary of the Owner. You should consult a competent tax adviser to learn how tax laws may apply to your interests in the Policy.

o    Accumulation Phase

     Reset Feature
     On each Policy Anniversary during the Accumulation Phase, the Premium Accumulation Value will be reset to the Policy value, if it is greater.

     At the time of a reset:
     1.   A new 10-year period begins for:
          a.   Premium Accumulation Value; and,
          b. Comparison of anniversary Policy values to determine the Maximum Anniversary Policy Value.
     2. The charge for the rider will equal the charge in effect for new issues of the same rider.
     3. If the charge increases, we will notify you within 30 days prior to the Policy Anniversary. The charge for the rider will be specified in the notice and will not exceed the maximum charge as stated in the CHARGES section of this prospectus.
     4. You can decline the charge increase by sending us written notice no later than 10 days prior to the Policy Anniversary. If you decline the charge increase, the reset feature will be suspended and the charge percentage will remain unchanged for the current Policy Year. On each subsequent Policy Anniversary during the Accumulation Phase you will have the option to accept any available reset.

     On and after each reset, the provisions of the rider will apply in the same manner as they applied when the rider was originally activated. The deduction of charges, limitations on withdrawals, and any future reset options available on and after the most recent reset will again apply and will be measured from the most recent reset.

     Withdrawals
     You are permitted one withdrawal per Rider Year during the Accumulation Phase without initiating the Withdrawal Phase. (The withdrawal must be at least $250 and conform to other terms in the WITHDRAWALS section of this prospectus.) You must indicate your wish to exercise this provision at the time you request the withdrawal. The withdrawal can be no sooner than 30 days after the Policy Date. A second request for a withdrawal in a Rider Year will automatically transition the rider to the Withdrawal Phase as described below.

     A withdrawal will reduce the Premium Accumulation Value and the Maximum Anniversary Policy Value in the same proportion that the withdrawal amount has to the Policy value prior to the withdrawal. The Premium Accumulation Value and Maximum Anniversary Policy Value after the withdrawal, respectively, will be equal to (a), minus the result of multiplying (a) by the quotient of (b) divided by (c) as shown in the following formula:
          a - (a * (b / c))

          where:
          a = Premium Accumulation Value or Maximum Anniversary Policy Value
              prior to the withdrawal;
          b = withdrawal amount;
          c = Policy value prior to the withdrawal

         Example:
               Assume the following items (actual results will depend on Policy experience):
                    Premium Accumulation (a)               = $100,000
                    Maximum Anniversary Policy Value (a)   = $115,000
                    Withdrawal Amount (b)                  = $ 20,000
                    Policy Value before the withdrawal (c) = $120,000

NLVA 6150                             -32-

               Given the assumed values, the effect of the partial withdrawal on the Premium Accumulation Value would be:
                    a  =  $100,000
                    b  =  $ 20,000
                    c  =  $120,000
               Premium Accumulation after the partial withdrawal
                    =  $100,000-($100,000*($20,000/$120,000))
                    =  $100,000-($100,000*(0.16667))
                    =  $100,000-($16,666.67)
                    =  $83,333.00

               The effect of the partial withdrawal on the Maximum Anniversary Policy Value assumed above would be $95,832.95, utilizing the same equation.

Taking a withdrawal under this provision will reduce the annual rate of interest for the Premium Accumulation Value to 0% for the Rider Year in which the withdrawal is taken.

o    Withdrawal Phase

     You may choose to begin withdrawal payments no sooner than 30 days after the Policy Date and no later than 60 days after the date we receive the properly completed service form in our office.

     Benefit Base
     The Benefit Base is established at the beginning of the Withdrawal Phase. It is not used to determine other benefits or features of the Policy or the rider.

     The initial Benefit Base equals the greatest of the following, determined at the beginning of the Withdrawal Phase:
     o    Policy value
     o    Premium Accumulation Value
     o    Maximum Anniversary Policy Value

     The Benefit Base is adjusted downward due to an Excess Withdrawal and upward due to step-up or additional premium payments.

     Lifetime Withdrawal Benefit Amount ("LWBA")
     We guarantee, as an obligation of our general account, that you can withdraw up to the LWBA during the Withdrawal Phase, regardless of Policy value, until the death of the last Covered Person.

     The LWBA is determined by applying the lifetime distribution factor to the Benefit Base. The lifetime distribution factor corresponds to the Youngest Age at the beginning of the Withdrawal Phase. The lifetime distribution factor is established from the following schedule; it never changes once it is established:
          o    4.0% - ages 50 through 54
          o    4.5% - ages 55 through 59
          o    5.0% - ages 60 through 64
          o    5.5% - ages 65 through 69
          o    6.0% - ages 70 through 74
          o    6.5% - ages 75 through 79
          o    7.0% - age 80 and older
At any time that the Benefit Base is adjusted, the LWBA is re-determined by applying the lifetime distribution factor to the adjusted Benefit Base.

     You have the choice of receiving withdrawals on an annual, semi-annual, quarterly, or monthly basis. If periodic withdrawals would be or become less than $100, we will change the frequency of withdrawals to an interval that will result in a payment of at least $100.

     Impact of Withdrawals on Benefit Base
     Withdrawals taken during the Withdrawal Phase may impact the Benefit Base. Total withdrawals in a Rider Year up to the LWBA will not reduce the Benefit Base and will not impact the LWBA. Also, if you are required to take RMD from the Policy and the RMD exceeds the LWBA, the portion of the RMD that is greater than the LWBA will not be treated as an Excess Withdrawal. However, any withdrawal amount that causes total withdrawals in a Rider Year to exceed the greater of the LWBA or the RMD will be treated as an Excess Withdrawal.

NLVA 6150                             -33-

     At the time a withdrawal is taken, if the total withdrawals in a Rider Year exceed the LWBA, the excess will be considered as an Excess Withdrawal. Excess Withdrawals will proportionally reduce the Benefit Base. The proportional reduction in the Benefit Base is equal to the quotient of (x) divided by the result of subtracting (z) minus (x) from (y):
                  _____x____
                  (y - (z - x))

                  where:
                  x = Excess Withdrawal amount with respect to LWBA;
                  y = Policy value immediately prior to the withdrawal; z = total amount of the current withdrawal.

         Example:
               Assume the following items (actual results will depend on Policy experience):
                    Benefit Base                             = $100,000
                    LWBA                                     = $  5,000
                    Partial Withdrawal Amount (z)            = $  7,000
                    Excess Partial Withdrawal Amount (x)     = $  2,000
                    Policy Value Prior to Withdrawal (y)     = $ 90,000
               The proportional reduction factor: x/(y-(z-x))= 2,000/(90,000- (7,000-2,000))=0.02353
               The effect on the Benefit Base is: $100,000x0.02353=$2,353
                    Applying the reduction to the Benefit Base: $100,000-$2,353= $97,647

A reduction in the Benefit Base will reduce the LWBA.

     No Excess Withdrawals will be allowed when the Policy value is zero. If an Excess Withdrawal reduces the LWBA to an amount less than $100, we will pay the Remaining Balance in a lump sum. The rider and its benefits will be terminated.

     Step-Up of Benefit Base
     -----------------------
     On each Policy Anniversary during the Withdrawal Phase, we will compare the Policy value to the Benefit Base. If the Policy value is greater than the Benefit Base on any anniversary, we will increase the Benefit Base to equal the Policy value and recalculate the LWBA, which will increase the LWBA.

     Additional Premiums
     -------------------
     Additional premium payments made during the Withdrawal Phase will:
          1. increase the Policy value according to the provisions of the Policy; and,
          2.   increase the Benefit Base; and,
          3.   increase the LWBA.

     Premium payments made during the Withdrawal Phase may not exceed $100,000 during a Policy Year without our prior approval. Premium payments will not be accepted if the Policy value is zero.

o    Guaranteed Phase
     If a withdrawal (including an RMD) reduces the Policy value to zero and at least one Covered Person is still living, the following will apply:
     a.   the monthly rider charge will no longer be deducted; and,
     b. the LWBA will be provided until the death of the last surviving Covered Person under a series of pre-authorized withdrawals according to a frequency selected by the Owner, but no less frequently than annually; and,
     c.   no additional premiums will be accepted; and,
     d.   no additional step-ups will occur; and,
     e. any Remaining Balance will not be available for payment in a lump sum and may not be applied to provide payments under an annuity option; and,
     f. the Policy and any other riders will cease to provide any death benefits.

NLVA 6150                             -34-

o    Death Benefit

     Upon the death of the last Covered Person, if the Policy is in the Withdrawal Phase, the beneficiary will select to receive either the Death Benefit as provided by the Policy and other riders, as applicable, or the distribution of the Remaining Balance accomplished through the payment of the LWBA subject to the IRS regulations as relating to RMD until such time that the Remaining Balance is zero.

     If the last surviving Covered Person dies and the Policy value is zero (the Guaranteed Phase of the GLWB rider) as of the date of death, any Remaining Balance of the Benefit Base will be distributed to the Beneficiary through the payment of the LWBA until such time that the Remaining Balance is zero.

o    Termination of Rider

     Except as otherwise provided under the Single Life Option - Rider Election by Surviving Spouse section, the rider will terminate without value on the earliest occurrence of any of the following dates:
     1.   the date of death of the last surviving Covered Person;
     2.   the date there is a change of Owner;
     3. the date annuity payments commence under an annuity income option as described in the Policy;
     4. the date an Excess Withdrawal is taken such that the LWBA is less than $100;
     5.   the date any investment restriction is violated;
     6. the date the Owner(s) provide us with written notice to terminate either the rider or the Policy.

If annuity payments are to commence under number 3 above, at the maximum maturity date the Owner may select one of the following options:
     a. apply the Policy value under an annuity income option described in the Policy, or
     b. receive periodic annualized payments equal to the LWBA that would otherwise be determined at that time through a life contingent annuity.

NLVA 6150                             -35-

FEDERAL INCOME TAX MATTERS
--------------------------------------------------------------------------------

     This discussion of how federal income tax laws may affect investment in your variable annuity is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). It is NOT intended as tax advice. All information is subject to change without notice. We make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

     Section 72 of the Internal Revenue Code of 1986, as amended, (the "Code") governs taxation of annuities in general and Code Section 817 provides rules regarding the tax treatment of variable annuities. Other Code sections may also impact taxation of your variable annuity investment and/or earnings.

o    Tax Deferrals During Accumulation Period
     An important feature of variable annuities is tax-deferred treatment of earnings during the accumulation phase. An individual owner is not taxed on increases in the value of a Policy until a withdrawal occurs, either in the form of a non-periodic payment or as annuity payments under the settlement option selected.

o    Taxation of Withdrawals
     Withdrawals are included in gross income to the extent of any allocable income. Any amount in excess of the investment in the Policy is allocable to income. Accordingly, withdrawals are treated as coming first from the earnings, then, only after the income portion is exhausted, as coming from principal.

     If you make a withdrawal, not only is the income portion of such a distribution subject to federal income taxation, but a 10% penalty may apply. However, the penalty does not apply to distributions:
     o    after the taxpayer reaches age 59 1/2;
     o    upon the death of the Owner;
     o    if the taxpayer is defined as totally disabled;
     o as periodic withdrawals that are a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and the beneficiary;
     o    under an immediate annuity; or
     o    under certain other limited circumstances.

o    Taxation of Annuity Payments
     Earnings from a variable annuity are taxable only upon withdrawal and are treated as ordinary income. Generally, the Code provides for the return of your investment in an annuity policy in equal tax-free amounts over the annuity payout period. Fixed annuity payment amounts may be excluded from taxable income based on the ratio of the investment in the Policy to the total expected value of annuity payments. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Policy by the total number of expected payments. The balance of each payment is taxable income. After you recover your investment in the Policy, any payment you receive is fully taxable. (If a variable payment is less than the excludable amount you should contact your tax adviser to determine how to report any investment not recovered.) The taxable portion of any annuity payment is taxed at ordinary income tax rates.

o    Taxation of Death Proceeds
     A death benefit paid under the Policy may be taxable income to the beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply to your estate, even if all or a portion of the benefit is subject to federal income taxes. To be treated as an annuity, a Policy must provide that:
(1) if an Owner dies: (a) on or after the annuity starting date, and (b) before the entire interest in the Policy is distributed, the balance will be distributed at least as rapidly as under the method being used at the date of death, and (2) if the Owner dies before the annuity starting date, the entire interest must be distributed within five years of death. However, if an individual is designated as beneficiary they may take distribution over their life expectancy. If distributed in a lump sum, the death benefit amount is taxed in the same manner as a full withdrawal. If the beneficiary is the surviving spouse of the Owner it is possible to continue deferring taxes on the accrued and future income of the Policy until payments are made to the surviving spouse.

NLVA 6150                             -36-

o    Tax Treatment of Assignments and Transfers
     An assignment or pledge of an annuity Policy is treated as a withdrawal. Also, the Code (particularly for tax-qualified plans) and ERISA in some circumstances prohibit such transactions, subjecting them to income tax and additional excise tax. Therefore, you should consult a competent tax adviser if you wish to assign or pledge your Policy.

o    Tax Treatments by Type of Owner
     A Policy held by an entity other than a natural person, such as a corporation, estate or trust, usually is not treated as an annuity for federal income tax purposes unless annuity payments start within a year. The income on such a Policy is taxable in the year received or accrued by the Owner. However, this rule does not apply if the entity as Owner is acting as an agent for an individual or is an estate that acquired the Policy as a result of the death of the decedent. Nor does it apply if the Policy is held by certain qualified plans, is held pursuant to a qualified funding trust (structured settlement plan), or if an employer purchased the Policy under a terminated qualified plan. You should consult your tax adviser before purchasing a Policy to be owned by a non-natural person.

o    Annuity Used to Fund Qualified Plan
     The Policy is designed for use with various qualified plans, including:
     o    Individual Retirement Annuities (IRAs), Code Section 408(b);
     o    Simplified Employee Pension (SEP IRA), Code Section 408(k);
     o Savings Incentive Match Plans for Employees (SIMPLE IRA), Code Section 408(p); and
     o    Roth IRAs, Code Section 408A.

     The Policy will not provide additional tax deferral benefits if it is used to fund a tax-deferred qualified plan. However, Policy features and benefits other than tax deferral may make it an appropriate investment for a qualified plan. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity. Tax rules for qualified plans are very complex and vary according to the type and terms of the plan, as well as individual facts and circumstances. Each purchaser should obtain advice from a competent tax adviser prior to purchasing a Policy issued under a qualified plan.

     The company reserves the right to limit the availability of the Policy for use with any of the plans listed above or to modify the Policy to conform to tax requirements. Some retirement plans are subject to requirements that we have not incorporated into our administrative procedures. Unless we specifically consent, we are not bound by plan requirements to the extent that they conflict with the terms of the Policy.

o    Tax Impact on Account Value
     Certain Policy credits are treated as taxable "earnings" and not "investments" for tax purposes. Taxable earnings are considered paid out first, followed by the return of your premiums (investment amounts).

NLVA 6150                             -37-

MISCELLANEOUS
--------------------------------------------------------------------------------

     ABOUT OUR COMPANY

     Ameritas Life Insurance Corp. ("Ameritas Life") issues the Policy described in this prospectus and is responsible for providing each Policy's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of Nebraska - Nebraska's first insurance company - in business since 1887. We are engaged in the business of issuing life insurance and annuities, group dental, vision and hearing care insurance, retirement plans and 401(k) plans throughout the United States, except in the State of New York. We are an indirect wholly owned subsidiary of Ameritas Mutual Holding Company. Our address is 5900 "O" Street, Lincoln, Nebraska, 68510. (See the TABLE OF CONTENTS page of this prospectus, or the cover page or last page for information on how to contact us.)

     Ameritas Life relies on the exemption provided by Rule 12h-7 to file reports under the Securities Exchange Act of 1934.

     DISTRIBUTION OF THE POLICIES

     Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510, a direct majority-owned subsidiary of Ameritas Life, is the principal underwriter of the Policies. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and will also be licensed as insurance agents to sell variable insurance products. AIC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). There is no premium load to cover sales and distribution expenses. All compensation or expense reimbursement received by AIC for serving as principal underwriter of the Policies will be paid by us from our other assets or surplus in our general account, which may include profits derived from mortality and expense risk charges and other charges made under the Policies. Policies can also be purchased from us through salaried employees who are registered representatives of AIC and who will not receive compensation related to the purchase.

     The Policies are also sold by individuals who are registered representatives of AIC or other broker-dealers. In these situations, we may pay AIC at a rate of up to 0.05% of all premium received, and other broker-dealers at a rate of up to 0.50% of premium plus an asset based administrative compensation of 0.10% (annualized) beginning in the second Policy Year.

     VOTING RIGHTS

     As required by law, we will vote the Subaccount shares in the underlying portfolios at regular and special shareholder meetings of the series funds pursuant to instructions received from persons having voting interests in the underlying portfolios. The underlying portfolios may not hold routine annual shareholder meetings.

     If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote the shares attributable to your Policy in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. It is possible that a small number of Policy Owners can determine the outcome of a voting proposal.

     LEGAL PROCEEDINGS

     As of the date of this Prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.

NLVA 6150                             -38-

APPENDIX A: Accumulation Unit Values
--------------------------------------------------------------------------------

     The following table shows Accumulation Unit values ("AUVs") for the Subaccounts that fund obligations of Ameritas Life Insurance Corp. Separate Account LLVA (the "Registrant") under variable annuity Policies offered by this prospectus. NLVA 6150 AUVs are shown as of the close of business each December 31, which marks the beginning and end of each fiscal period. The table also provides the number of Accumulation Units outstanding for each Subaccount variable investment option portfolio as of the end of the periods indicated for NLVA 6150, as well as accumulation units for the Registrant's NLVA 4080 policies, which are no longer offered for sale, but for which the Registrant may continue to accept payments. Policy expenses vary for each of the Registrant's variable annuities; therefore, NLVA 6150 AUVs are not representative of values for the NLVA 4080.

     The financial statements of the Subaccounts can be found in the Statement of Additional Information. (See the cover and back page to learn how to get a copy of the Statement of Additional Information.)

--------------------------------------------------------------- ------ ------------ ------------- ----------------------
                                                                                                        Number (#) of
 FUND COMPANY                                                          Value ($) at  Value ($) at    Accumulation  Units
 Subaccount (inception date)                                             Beginning   End of Year       At End of Year
                                                                 Year    Of First   (December 31)       (December 31)
                                                                        Year Listed                  6150        4080
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
American Century VP International Fund,                          2008         10.39         5.919     73,397           0
Class I (05/01/2008)                                             2009                       7.874    128,294       1,450
                                                                 2010                       8.868    158,600           0
                                                                 2011                       7.753    174,754           0
                                                                 2012                       9.338    176,721           0
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
American Century VP Mid Cap Value Fund,                          2008         12.97         9.744     37,892      10,333
Class I (05/01/2008)                                             2009                      12.593     17,870      12,461
                                                                 2010                      14.928     68,318      10,922
                                                                 2011                      14.736     73,948      12,227
                                                                 2012                      17.039     66,574      12,038
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
CALVERT VARIABLE PRODUCTS, INC.
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Calvert VP EAFE International Index                              2010         69.93        75.346      9,602         615
Portfolio, Class I (05/01/2010)                                  2011                      65.375       8969         720
                                                                 2012                      76.238      9,009         376
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Calvert VP Natural Resources Portfolio                           2008         64.98        36.364      8,270       1,006
(05/01/2008)                                                     2009                      47.403     22,924      10,121
                                                                 2010                      55.233     36,140       9,244
                                                                 2011                      49.343     57,860         576
                                                                 2012                      51.450     62,661         581
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Calvert VP S&P 500 Portfolio (12/12/2008)                        2008            NA            NA         NA       2,916
(prior to merger April 30, 2013 Calvert SRI Strategic)           2009                                              3,028
Portfolio                                                        2010                                              5,664
                                                                 2011                                              1,498
                                                                 2012                                              1,882
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Calvert VP MidCap 400 Index Portfolio,                           2010            NA            NA         NA       4,649
Class I (05/01/2010)                                             2011                                              4,658
                                                                 2012                                              4,418
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Calvert VP SRI Large Cap Value Portfolio                         2008            NA            NA         NA       2,087
(12/12/2008)                                                     2009                                              1,913
                                                                 2010                                              2,382
                                                                 2011                                              2,350
                                                                 2012                                              2,238
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Calvert VP Volatility Managed Growth                             2012            NA            NA         NA          NA
Portfolio, Class F (05/01/2013)
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Calvert VP Volatility Managed Moderate                           2012            NA            NA         NA          NA
Growth Portfolio, Class F (05/01/2013)
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Calvert VP Volatility Managed Moderate                           2012            NA            NA         NA          NA
Portfolio, Class F (05/01/2013)
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
CALVERT VARIABLE SERIES, INC.
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Calvert VP Small Cap Growth Portfolio                            2003            NA            NA         NA       3,543
                                                                 2004                                              5,844
                                                                 2005                                              1,467
                                                                 2006                                              3,586
                                                                 2007                                              6,448
                                                                 2008                                             29,103
                                                                 2009                                             13,344
                                                                 2010                                             11,992
                                                                 2011                                             12,296
                                                                 2012                                             11,875
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------

NLVA 6150                           - A:1 -             Accumulation Unit Values

--------------------------------------------------------------- ------ ------------ ------------- ----------------------
                                                                                                        Number (#) of
 FUND COMPANY                                                          Value ($) at  Value ($) at    Accumulation  Units
 Subaccount (inception date)                                             Beginning   End of Year       At End of Year
                                                                 Year    Of First   (December 31)       (December 31)
                                                                        Year Listed                  6150        4080
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Calvert VP SRI Balanced Portfolio                                2003                                            114,772
(4/13/2005)                                                      2004                                            183,833
                                                                 2005          1.85         1.943          0     198,390
                                                                 2006                       2.103    261,214     220,640
                                                                 2007                       2.149    243,848     241,723
                                                                 2008                       1.468    375,620     114,010
                                                                 2009                       1.829    362,748     106,320
                                                                 2010                       2.038    649,398     103,318
                                                                 2011                       2.118    534,761      86,742
                                                                 2012                       2.327    385,492      84,606
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
DFA INVESTMENT DIMENSIONS GROUP INC.
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
VA Global Bond Portfolio (12/13/2010)                            2010         11.43        11.658      1,521          NA
                                                                 2011                      11.158    174,470
                                                                 2012                      11.630    215,394
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
VA International Small Portfolio                                 2010         10.73        10.740          0          NA
(12/13/2010)                                                     2011                       9.551    143,663
                                                                 2012                      11.337     97,091
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
VA International Value Portfolio                                 2010         10.94         11.28          0          NA
(12/13/2010)                                                     2011                      10.146    285,076
                                                                 2012                      11.799    295,081
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
VA Short-Term Fixed Portfolio (12/13/2010)                       2010         10.19        10.200          0          NA
                                                                 2011                      10.185    521,972
                                                                 2012                      10.209    354,733
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
VA U.S. Large Value Portfolio (12/13/2010)                       2010         14.73        15.100         75          NA
                                                                 2011                      14.496     66,565
                                                                 2012                      17.571    111,627
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
VA U.S. Targeted Value Portfolio                                 2010         12.18        12.290          0          NA
(12/13/2010)                                                     2011                      11.062     96,423
                                                                 2012                      13.207    103,333
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
DWS INVESTMENTS VIT FUNDS
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
DWS Small Cap Index VIP,  Class A                                2003            NA            NA         NA      25,279
                                                                 2004                                             71,810
                                                                 2005                                             87,077
                                                                 2006                                             69,169
                                                                 2007                                             57,376
                                                                 2008                                              7,599
                                                                 2009                                              8,760
                                                                 2010                                              8,461
                                                                 2011                                              9,562
                                                                 2012                                              5,415
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
DWS INVESTMENTS VARIABLE SERIES I
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
DWS Capital Growth VIP Portfolio,                                2011         20.82        18.505      6,603         244
 (05/01/2011)                                                    2012                      21.347      5,010         256
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
DWS VARIABLE SERIES II
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
DWS Thematic Growth VIP Portfolio,                               2008         10.93         5.820     17,752           0
Class A (05/01/2008)                                             2009                       8.325     50,028           0
(named DWS Global Thematic VIP                                   2010                       9.405     33,259       2,352
Portfolio prior to 05/01/2013)                                   2011                       8.004      8,277           0
                                                                 2012                       9.436      3,795          32
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
DWS Small Mid Cap Value VIP Portfolio,                           2008         11.39         7.901    113,837       5,362
Class A (05/01/2008)                                             2009                      10.192    143,883      78,206
(named DWS Dremen Small Mid Cap                                  2010                      12.468     96,319      70,134
Value VIP Portfolio prior to 05/01/2013)                         2011                      11.640    148,168      62,642
                                                                 2012                      13.163    144,629      59,279
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Fidelity(R) VIP Contrafund(R) Portfolio, Initial                 2005         26.30        30.968     22,757          NA
Class  (04/13/2005)                                              2006                      34.408    456,566
                                                                 2007                      40.238    503,855
                                                                 2008                      23.005    535,745
                                                                 2009                      31.049    462,986
                                                                 2010                      36.177    436,022
                                                                 2011                      35.054    419,721
                                                                 2012                      40.564    489,358
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------

NLVA 6150                           - A:2 -             Accumulation Unit Values

--------------------------------------------------------------- ------ ------------ ------------- ----------------------
                                                                                                        Number (#) of
 FUND COMPANY                                                          Value ($) at  Value ($) at    Accumulation  Units
 Subaccount (inception date)                                             Beginning   End of Year       At End of Year
                                                                 Year    Of First   (December 31)       (December 31)
                                                                        Year Listed                  6150        4080
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Fidelity(R) VIP Contrafund(R) Portfolio,                         2003                                             29,564
Service Class                                                    2004                                             44,592
                                                                 2005                                            105,776
                                                                 2006                                            371,194
                                                                 2007                                            217,488
                                                                 2008                                            229,913
                                                                 2009                                            159,662
                                                                 2010                                            152,334
                                                                 2011                                             52,161
                                                                 2012                                             44,339
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Fidelity(R) VIP Equity-Income Portfolio,                         2005         23.48        25.460      1,082          NA
Initial Class  (04/13/2005)                                      2006                      30.434    114,257
                                                                 2007                      30.730    107,439
                                                                 2008                      17.526     92,690
                                                                 2009                      22.695     83,908
                                                                 2010                      25.978     78,726
                                                                 2011                      26.074     76,978
                                                                 2012                      30.403     76,944
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Fidelity(R) VIP Growth Portfolio, Initial Class                  2005         30.19        33.678        377          NA
(04/13/2005)                                                     2006                      35.788     86,264
                                                                 2007                      45.188    107,623
                                                                 2008                      23.743    104,673
                                                                 2009                      30.293     75,579
                                                                 2010                      37.391     77,388
                                                                 2011                      37.244     91,581
                                                                 2012                      42.458     87,356
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Fidelity(R) VIP High Income Portfolio,                           2005          6.36         6.640      4,863          NA
Initial Class (04/13/2005)                                       2006                       7.346    134,373
                                                                 2007                       7.509    164,712
                                                                 2008                       5.602    285,316
                                                                 2009                       8.021    566,445
                                                                 2010                       9.075    462,638
                                                                 2011                       9.384    637,365
                                                                 2012                      10.655    673,377
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Fidelity(R) VIP High Income Portfolio,                           2003            NA            NA         NA     816,096
Service Class                                                    2004                                            997,681
                                                                 2005                                            950,658
                                                                 2006                                            427,486
                                                                 2007                                            233,765
                                                                 2008                                             95,260
                                                                 2009                                             67,609
                                                                 2010                                             91,348
                                                                 2011                                             52,753
                                                                 2012                                             27,827
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Fidelity(R) VIP Investment Grade Bond                            2003                                              9,808
Portfolio,  Initial Class (04/13/2005)                           2004                                             57,536
                                                                 2005         12.48        12.732     21,777      78,410
                                                                 2006                      13.213    270,546      76,920
                                                                 2007                      13.712    390,100      74,586
                                                                 2008                      13.194    605,655      12,132
                                                                 2009                      15.184    700,541      16,235
                                                                 2010                      16.272    901,343      15,634
                                                                 2011                      17.361  1,148,440      16,902
                                                                 2012                      18.275  1,360,392      10,862
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Fidelity(R) VIP Mid Cap Portfolio, Initial Class                 2005         29.49        35.022      8,368          NA
(04/13/2005)                                                     2006                      39.255    169,764
                                                                 2007                      45.140    187,619
                                                                 2008                      27.186    207,460
                                                                 2009                      37.875    210,022
                                                                 2010                      48.505    255,573
                                                                 2011                      43.099    214,093
                                                                 2012                      49.195    212,575
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------

NLVA 6150                           - A:3 -             Accumulation Unit Values

--------------------------------------------------------------- ------ ------------ ------------- ----------------------
                                                                                                        Number (#) of
 FUND COMPANY                                                          Value ($) at  Value ($) at    Accumulation  Units
 Subaccount (inception date)                                             Beginning   End of Year       At End of Year
                                                                 Year    Of First   (December 31)       (December 31)
                                                                        Year Listed                  6150        4080
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Fidelity(R) VIP Mid Cap Portfolio,                               2003            NA            NA         NA      28,061
Service Class                                                    2004                                            263,270
                                                                 2005                                            170,540
                                                                 2006                                             52.554
                                                                 2007                                             36,668
                                                                 2008                                             29,289
                                                                 2009                                             29,568
                                                                 2010                                             31,979
                                                                 2011                                             25,464
                                                                 2012                                             16,201
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Fidelity(R) VIP Overseas Portfolio,                              2005         16.93        20.609      2,193          NA
Initial Class  (04/13/2005)                                      2006                      24.203    175,855
                                                                 2007                      28.237    204,122
                                                                 2008                      15.780    188,150
                                                                 2009                      19.858    191,471
                                                                 2010                      22.328    151,133
                                                                 2011                      18.386    131,089
                                                                 2012                      22.066    120,315
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Fidelity(R) VIP Strategic Income Portfolio,                      2008         10.77         9.467     35,620       4,634
Initial Class (05/01/2008)                                       2009                      12.241    106,603      10,393
                                                                 2010                      13.340    173,127       8,230
                                                                 2011                      13.879    354,452      76,783
                                                                 2012                      15.245    427,758      74,773
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Templeton Global Bond Securities Fund,                           2008         17.58        17.693    117,009       3,037
Class 2 (05/01/2008)                                             2009                      20.883    265,963      13,643
                                                                 2010                      23.759    303,333      17,868
                                                                 2011                      23.411    350,278      10,803
                                                                 2012                      26.777    331,934      11,581
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Invesco V.I. American Franchise Fund,                            2012         37.15        36.133      1,438           7
Series I (05/01/2012) (Invesco Van Kampen V.I. American
Franchise Fund prior to April 29, 2013)
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Invesco V.I. Diversified Dividend Fund,                          2011            NA            NA         NA       2,820
Series I (05/01/2011)                                            2012                                              6,675
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Invesco V.I. Global Health Care Fund,                            2003            NA            NA         NA      10,701
Series I (05/01/2001)                                            2004                                              6,295
                                                                 2005                                              5,503
                                                                 2006                                              4,226
                                                                 2007                                              3,343
                                                                 2008                                              3,345
                                                                 2009                                              2,252
                                                                 2010                                              3,207
                                                                 2011                                              2,642
                                                                 2012                                              4,025
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Invesco V.I. International Growth Fund,                          2008         31.91        19.985      5,949       2,841
Series I  (05/01/2008)                                           2009                      26.880     14,347       3,052
                                                                 2010                      30.157     18,347       1,669
                                                                 2011                      27.956     77,456       1,691
                                                                 2012                      32.105    102,015       2,702
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Invesco V.I. Technology Fund, Series I                           2003            NA            NA         NA       5,429
(05/01/2001)                                                     2004                                              9,651
                                                                 2005                                             16,526
                                                                 2006                                             10,137
                                                                 2007                                              7,649
                                                                 2008                                              5,699
                                                                 2009                                              5,969
                                                                 2010                                              8,681
                                                                 2011                                              8,552
                                                                 2012                                              8,661
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
MFS(R) VARIABLE INSURANCE TRUST
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
MFS(R) Research International Series, Initial                    2008         15.06         8.871      4,774       1,284
Class (05/01/2008)                                               2009                      11.545    266,608         808
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------

NLVA 6150                           - A:4 -             Accumulation Unit Values

--------------------------------------------------------------- ------ ------------ ------------- ----------------------
                                                                                                        Number (#) of
 FUND COMPANY                                                          Value ($) at  Value ($) at    Accumulation  Units
 Subaccount (inception date)                                             Beginning   End of Year       At End of Year
                                                                 Year    Of First   (December 31)       (December 31)
                                                                        Year Listed                  6150        4080
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
                                                                 2010                      12.717    223,269       4,821
                                                                 2011                      11.259     15,038       1,359
                                                                 2012                      13.061     12,538       1,877
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
MFS(R) Utilities Series, Initial Class                           2008         28.69        18.173      6,682       3,468
(05/01/2008)                                                     2009                      24.077     27,736       1,624
                                                                 2010                      27.238     22,838       1,137
                                                                 2011                      28.913     48,364       4,423
                                                                 2012                      32.615     38,432       4,833
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Neuberger Berman AMT Balanced Portfolio,                         2003            NA            NA         NA       6,263
Class I                                                          2004                                             38,806
                                                                 2005                                             19,254
                                                                 2006                                             18,422
                                                                 2007                                             17,328
                                                                 2008                                             15,766
                                                                 2009                                             15,817
                                                                 2010                                             15,385
                                                                 2011                                              7,776
                                                                 2012                                              5,885
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Neuberger Berman AMT Growth Portfolio,                           2003            NA            NA         NA       5,083
Class I                                                          2004                                              9,741
                                                                 2005                                              6,346
                                                                 2006                                              4,728
                                                                 2007                                              7,427
                                                                 2008                                              4,640
                                                                 2009                                              2,512
                                                                 2010                                              2,966
                                                                 2011                                              2,592
                                                                 2012                                              1,702
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Neuberger Berman AMT Large Cap Value                             2003                                             23,147
Portfolio, Class I (05/01/2008)                                  2004                                             23,615
                                                                 2005                                             41,916
                                                                 2006                                             25,926
                                                                 2007                                             18,981
                                                                 2008         20.37         9.854      9,810      46,309
                                                                 2009                      15.296     23,022      41,135
                                                                 2010                      17.587     12,720      37,227
                                                                 2011                      15.496     11,308      28,419
                                                                 2012                      17.960     12,610      26,075
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Neuberger Berman AMT Mid Cap Intrinsic                           2008         15.76         8.773      2,268           0
Value Portfolio, Class I (05/01/2008)                            2009                      12.788     12,810         923
                                                                 2010                      16.040     38,883       4,417
                                                                 2011                      14.908      6,062       2,934
                                                                 2012                      17.120      6,581       2,272
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Neuberger Berman AMT Short Duration                              2003            NA            NA         NA      15,429
Bond Portfolio, Class I                                          2004                                             15,003
                                                                 2005                                             18,688
                                                                 2006                                             12,235
                                                                 2007                                             11,367
                                                                 2008                                              9,992
                                                                 2009                                              1,612
                                                                 2010                                              3,371
                                                                 2011                                              8,112
                                                                 2012                                             12,062
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
PIMCO CommodityRealReturn(R) Strategy                            2005         11.83        12.377      2,221
Portfolio, Administrative Class (11/18/2005)                     2006                      11.928    562,938
                                                                 2007                      14.619    610,037
                                                                 2008                       8.172    659,659
                                                                 2009                      11.502    716,609       6,552
                                                                 2010                      14.238    655,645      15,660
                                                                 2011                      13.083    646,019      39,066
                                                                 2012                      13.706    636,813      41,597
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------

NLVA 6150                           - A:5 -             Accumulation Unit Values

--------------------------------------------------------------- ------ ------------ ------------- ----------------------
                                                                                                        Number (#) of
 FUND COMPANY                                                          Value ($) at  Value ($) at    Accumulation  Units
 Subaccount (inception date)                                             Beginning   End of Year       At End of Year
                                                                 Year    Of First   (December 31)       (December 31)
                                                                        Year Listed                  6150        4080
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
PIMCO Total Return Portfolio,                                    2009         10.49        11.475    541,079      53,873
Administrative Class (05/01/2009)                                2010                      12.331    889,848     189,282
                                                                 2011                      12.700  1,396,273     456,950
                                                                 2012                      13.835  1,600,004     470,377
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
RYDEX VARIABLE TRUST/SGI
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Guggenheim U.S. Long Short Momentum                              2005         10.93        12.674      8,744          NA
Fund (04/13/2005)                                                2006                       14.04     91,439
                                                                 2007                      17.138    114,316
                                                                 2008                      10.101     98,090
                                                                 2009                      12.788     84,356
                                                                 2010                      14.136     71,023
                                                                 2011                      13.130     65,409
                                                                 2012                      13.630     59,852
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Rydex Government Long Bond 1.2x Strategy                         2003                                              2,057
Fund (04/13/2005)                                                2004                                              1,825
                                                                 2005         12.14        12.380          0      30,759
                                                                 2006                      11.920     64,922      27,604
                                                                 2007                      13.012     96,643      25,384
                                                                 2008                      18.745     88,008      10,907
                                                                 2009                      12.761     58,654       7,447
                                                                 2010                      13.972     66,830       7,206
                                                                 2011                      19.655     66,779       8,779
                                                                 2012                      20.127     60,804       7,002
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Rydex Inverse Government Long Bond                               2005         21.42        20.800          0          NA
Strategy Fund (04/13/2005)                                       2006                      22.374     10,490
                                                                 2007                      21.247      7,004
                                                                 2008                      14.747      6,777
                                                                 2009                      17.513     46,269
                                                                 2010                      15.179     61,922
                                                                 2011                      10.496     18,143
                                                                 2012                       9.787     10,176
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Rydex Inverse NASDAQ-100(R) Strategy                             2005         23.63        21.510          0          NA
Fund  (04/13/2005)                                               2006                      21.106      2,864
                                                                 2007                      18.622      5,161
                                                                 2008                      27.413     15,385
                                                                 2009                      16.337     11,207
                                                                 2010                      12.786     18,745
                                                                 2011                      11.429     35,688
                                                                 2012                       9.242     27,325
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Rydex Inverse S&P 500 Strategy Fund                              2003                                             19,281
(04/13/2005)                                                     2004                                             36,374
                                                                 2005          5.38         5.149      7,535     155,132
                                                                 2006                       4.737     52,676      40,793
                                                                 2007                       4.750     60,100     111,985
                                                                 2008                       6.578     88,429      85,486
                                                                 2009                       4.740     67,985     113,660
                                                                 2010                       3.912    142,033     121,501
                                                                 2011                       3.537    225,067     186,645
                                                                 2012                       2.919    153,896     185,562
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Rydex NASDAQ-100(R) Strategy Fund                                2003                                             56,178
(04/13/2005)                                                     2004                                            279,555
                                                                 2005         12.95        14.525     10,957     317,244
                                                                 2006                      15.280     46,633     263,799
                                                                 2007                      17.904     54,016      23,116
                                                                 2008                      10.343     43,117       9,822
                                                                 2009                      15.635     70,742       9,114
                                                                 2010                      18.415     37,013      23,582
                                                                 2011                      18.702     78,657      19,994
                                                                 2012                      21.707     58,430      22,605
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Rydex Nova Fund (04/13/2005)                                     2003                                             70,894
                                                                 2004                                            880,971
                                                                 2005          7.87         8.573     16,884     430,560
                                                                 2006                      10.169     33,069     362,180
                                                                 2007                      10.227     39,211      38,879
                                                                 2008                       4.630     69,538      55,621
--------------------------------------------------------------- ------ ------------ ------------- ----------------------

NLVA 6150                           - A:6 -             Accumulation Unit Values

--------------------------------------------------------------- ------ ------------ ------------- ----------------------
                                                                                                        Number (#) of
 FUND COMPANY                                                          Value ($) at  Value ($) at    Accumulation  Units
 Subaccount (inception date)                                             Beginning   End of Year       At End of Year
                                                                 Year    Of First   (December 31)       (December 31)
                                                                        Year Listed                  6150        4080
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
                                                                 2009                       6.240     57,917      36,190
                                                                 2010                       7.442     99,083      11,171
                                                                 2011                       7.311     20,616      34,580
                                                                 2012                       8.884     60,253      56,130
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Rydex Precious Metals Fund (04/13/2005)                          2003                                            162,986
                                                                 2004                                            140,385
                                                                 2005          7.59        10.341      4,240     142,403
                                                                 2006                      12.488    174,045     129,996
                                                                 2007                      14.848    197,763     143,213
                                                                 2008                       9.072    263,001     184,338
                                                                 2009                      13.465    305,549     167,184
                                                                 2010                      18.481    393,889     119,875
                                                                 2011                      13.933    376,775      51,953
                                                                 2012                      13.282    287,151      25,181
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Rydex Russell 2000 1.5x Strategy Fund                            2005         30.06        34.892      2,332          NA
(04/13/2005)                                                     2006                      41.937     24,926
                                                                 2007                      38.896     20,979
                                                                 2008                      18.813     28,404
                                                                 2009                      24.943     26,714
                                                                 2010                      34.177     26,135
                                                                 2011                      29.834     20,342
                                                                 2012                      36.210     20,018
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
T. ROWE PRICE EQUITY SERIES, INC.
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
T. Rowe Price Blue Chip Growth Portfolio-II                      2008         11.12         6.765    484,009       2,952
(05/01/2008)                                                     2009                       9.566    533,867     118,014
                                                                 2010                      11.068    430,045     112,204
                                                                 2011                      11.168    615,173      76,121
                                                                 2012                      13.129    695,526      64,599
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
THIRD AVENUE VARIABLE SERIES TRUST
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Third Avenue Value Portfolio (04/13/2005)                        2003                                             62,363
                                                                 2004                                            168,797
                                                                 2005         24.09        28.284     25,225     281,122
                                                                 2006                      32.569    238,393     143,090
                                                                 2007                      30.834    276,379     196,234
                                                                 2008                      17.277    271,753     213,263
                                                                 2009                      24.975    236,332     150,046
                                                                 2010                      28.318    170,608     142,249
                                                                 2011                      22.151    163,370      24,564
                                                                 2012                      28.036    145,442      21,422
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
UIF Emerging Markets Equity Portfolio,                           2008         22.85        10.489     87,430       1,496
Class I  (05/01/2008)                                            2009                      17.717    250,341      23,927
                                                                 2010                      20.962    314,237      29,913
                                                                 2011                      17.041    310,567      13,327
                                                                 2012                      20.319    311,103      13,926
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
VANGUARD(R) VARIABLE INSURANCE FUND
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Vanguard(R) Balanced Portfolio (04/13/2005)                      2005         17.71        19.005      9,440          NA
                                                                 2006                      21.729    462,269
                                                                 2007                      23.416    459,356
                                                                 2008                      18.031    452,699
                                                                 2009                      22.039    456,520
                                                                 2010                      24.321    475,803
                                                                 2011                      25.071    467,751
                                                                 2012                      28.051    443,004
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Vanguard(R) Diversified Value Portfolio                          2003                                             23,492
(04/13/2005)                                                     2004                                            153,437
                                                                 2005         13.52        14.325     42,870     209,072
                                                                 2006                      16.936    616,560     233,941
                                                                 2007                      17.506    744,786     363,030
                                                                 2008                      11.117    955,942     293,251
                                                                 2009                      14.033    914,651     258,234
                                                                 2010                      15.251    796,463     246,190
                                                                 2011                      15.755    719,008     216,294
                                                                 2012                      18.244    662,276     207,400
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------

NLVA 6150                           - A:7 -             Accumulation Unit Values

--------------------------------------------------------------- ------ ------------ ------------- ----------------------
                                                                                                        Number (#) of
 FUND COMPANY                                                          Value ($) at  Value ($) at    Accumulation  Units
 Subaccount (inception date)                                             Beginning   End of Year       At End of Year
                                                                 Year    Of First   (December 31)       (December 31)
                                                                        Year Listed                  6150        4080
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Vanguard(R) Equity Income Portfolio                              2003                                             18,830
(04/13/2005)                                                     2004                                             60,232
                                                                 2005         17.57        18.551     30,206      92,040
                                                                 2006                      22.268    262,316     149,105
                                                                 2007                      23.150    277,155     205,548
                                                                 2008                      15.905    305,757     212,466
                                                                 2009                      18.471    264,726     189,035
                                                                 2010                      21.062    305,236     181,370
                                                                 2011                      23.086    313,872     256,199
                                                                 2012                      26.023    309,570     249,427
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Vanguard(R) Equity Index Portfolio                               2003                                             63,356
(04/13/2005)                                                     2004                                             53,526
                                                                 2005         25.88        27.796     27,501      64,640
                                                                 2006                      31.986    544,366      86,663
                                                                 2007                      33.522    617,027     145,388
                                                                 2008                      21.025    493,536     145,780
                                                                 2009                      26.439    496,463     122,278
                                                                 2010                      30.201    436,790     119,844
                                                                 2011                      30.602    469,507      97,397
                                                                 2012                      35.242    503,082      93,481
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Vanguard(R) Growth Portfolio (04/13/2005)                        2003                                              5,120
                                                                 2004                                             19,449
                                                                 2005         10.77        12.922    106,150      59,467
                                                                 2006                      13.097    573,510      46,010
                                                                 2007                      14.356    615,145      41,326
                                                                 2008                       8.892    474,197      28,880
                                                                 2009                      11.943    450,581      22,051
                                                                 2010                      13.275    388,068      21,485
                                                                 2011                      13.085    367,272      23,634
                                                                 2012                      15.404    352,663      21,252
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Vanguard(R) High Yield Bond Portfolio                            2003                                             58,993
(04/13/2005)                                                     2004                                             85,431
                                                                 2005          8.25         8.574     31,733     149,261
                                                                 2006                       9.233    476,709     112,370
                                                                 2007                       9.361    516,445     104,549
                                                                 2008                       7.266    572,800      24,604
                                                                 2009                      10.034    601,384      29,469
                                                                 2010                      11.181    527,173      32,761
                                                                 2011                      11.886    549,923      39,722
                                                                 2012                      13.503    594,714      37,501
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Vanguard(R) International Portfolio                              2003                                             42,822
(04/13/2005)                                                     2004                                            120,638
                                                                 2005         15.00        17.322     69,115     271,276
                                                                 2006                      21.835  1,191,838     247,720
                                                                 2007                      25.497  1,357,289     267,444
                                                                 2008                      13.967  1,309,443     197,741
                                                                 2009                      19.834  1,111,022     166,122
                                                                 2010                      22.816  1,178,360     143,061
                                                                 2011                      19.610  1,100,901     112,984
                                                                 2012                      23.417  1,044,706     101,423
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Vanguard(R) Mid-Cap Index Portfolio                              2003                                             33,814
(04/13/2005)                                                     2004                                             45,218
                                                                 2005         15.85        18.309     31,908      50,389
                                                                 2006                      20.714    744,139      42,878
                                                                 2007                      21.865    779,558      42,994
                                                                 2008                      12.652    746,469      30,653
                                                                 2009                      17.663    634,916      29,504
                                                                 2010                      22.012    694,448      28,126
                                                                 2011                      21.435    613,847      21,343
                                                                 2012                      24.676    581,997      31,386
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Vanguard(R) Money Market Portfolio                               2003                                         15,664,418
(04/13/2005)                                                     2004                                         16,560,178
                                                                 2005          1.00         1.016  2,537,296  18,042,799
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------

NLVA 6150                           - A:8 -             Accumulation Unit Values

--------------------------------------------------------------- ------ ------------ ------------- ----------------------
                                                                                                        Number (#) of
 FUND COMPANY                                                          Value ($) at  Value ($) at    Accumulation  Units
 Subaccount (inception date)                                             Beginning   End of Year       At End of Year
                                                                 Year    Of First   (December 31)       (December 31)
                                                                        Year Listed                  6150        4080
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
                                                                 2006                       1.061 25,759,336  17,036,318
                                                                 2007                       1.111 31,470,383  16,661,411
                                                                 2008                       1.136 36,757,925  11,272,465
                                                                 2009                       1.136 26,094,903   7,218,166
                                                                 2010                       1.132 18,337,380   6,014,691
                                                                 2011                       1.127 20,185,813   6,092,533
                                                                 2012                       1.122 17,149,333   3,533,078
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Vanguard(R) REIT Index Portfolio                                 2003                                            242,740
(04/13/2005)                                                     2004                                             86,135
                                                                 2005         17.11        20.217     39,582      57,024
                                                                 2006                      27.130    598,007      63,891
                                                                 2007                      22.502    499,604      40,096
                                                                 2008                      14.043    540,734      39,629
                                                                 2009                      18.036    499,598      35,612
                                                                 2010                      22.994    449,267      42,131
                                                                 2011                      24.785    518,575      38,360
                                                                 2012                      28.938    562,961      33,473
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Vanguard(R) Small Company Growth Portfolio                       2003                                             25,276
(04/13/2005)                                                     2004                                             30,773
                                                                 2005         17.05        19.567     26,046      44,370
                                                                 2006                      21.447    466,949      39,720
                                                                 2007                      22.132    488,921      29,428
                                                                 2008                      13.323    511,648      18,922
                                                                 2009                      18.468    504,373      17,124
                                                                 2010                      24.193    519,004      22,581
                                                                 2011                      24.376    457,139      16,642
                                                                 2012                      27.780    458,350      17,097
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Vanguard(R) Total Bond Market Index                              2003                                             20,081
Portfolio  (04/13/2005)                                          2004                                             57,321
                                                                 2005         10.96        11.180    237,631     168,089
                                                                 2006                      11.598  1,179,392     165,235
                                                                 2007                      12.340  1,750,309     185,605
                                                                 2008                      12.914  1,696,788     248,542
                                                                 2009                      13.606  1,694,893     187,958
                                                                 2010                      14.404  1,283,096     101,197
                                                                 2011                      15.414  1,515,054     163,183
                                                                 2012                      15.939  2,045,246     172,522
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Vanguard(R) Total Stock Market Index                             2005         26.94        29.485      5,337          NA
Portfolio  (04/13/2005)                                          2006                      33.876    265,291
                                                                 2007                      35.429    304,394
                                                                 2008                      22.098    327,549
                                                                 2009                      28.187    346,340
                                                                 2010                      32.813    324,114
                                                                 2011                      32.889    314,114
                                                                 2012                      38.030    305,629
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
WELLS FARGO
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Wells Fargo Advantage VT Discovery                               2005            NA            NA         NA      16,959
Fund(SM), Class 2 (04/08/2005)                                   2006                                             20,286
                                                                 2007                                             18,963
                                                                 2008                                             20,528
                                                                 2009                                             16,399
                                                                 2010                                             19,800
                                                                 2011                                             18,991
                                                                 2012                                             19,724
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------
Wells Fargo Advantage VT Opportunity                             2003            NA            NA         NA      16,729
Fund(SM), Class 2 (01/22/1997)                                   2004                                             20,682
                                                                 2005                                             17,405
                                                                 2006                                             12,124
                                                                 2007                                             12,901
                                                                 2008                                             10,187
                                                                 2009                                              9,731
                                                                 2010                                              8,912
                                                                 2011                                              3,992
                                                                 2012                                              4,042
--------------------------------------------------------------- ------ ------------ ------------- ----------  ----------

NLVA 6150                           - A:9 -             Accumulation Unit Values

NLVA 6150                           - A:10 -            Accumulation Unit Values

NLVA 6150                           - A:11 -            Accumulation Unit Values

NLVA 6150                           - A:12 -            Accumulation Unit Values

NLVA 6150                           - A:13 -            Accumulation Unit Values

NLVA 6150                           - A:14 -            Accumulation Unit Values

NLVA 6150                           - A:15 -            Accumulation Unit Values

NLVA 6150                           - A:16 -            Accumulation Unit Values

NLVA 6150                           - A:17 -            Accumulation Unit Values

NLVA 6150                           - A:18 -            Accumulation Unit Values

APPENDIX B: Tax-Qualified Plan Disclosures
--------------------------------------------------------------------------------

     -------------------------------------------------------------------
     DISCLOSURE STATEMENT                For annuity policies issued as a:
                                               o  Traditional IRA
     AMERITAS LIFE INSURANCE CORP.             o  SEP IRA
                                               o  SIMPLE IRA
                                               o  Roth IRA
     -------------------------------------------------------------------

The Internal Revenue Service (IRS) requires us to provide you this disclosure statement. This Disclosure Statement explains the rules governing your Individual Retirement Account (IRA). The disclosure reflects our current understanding of the law, but for personal tax advice you should consult a lawyer or other licensed tax expert to learn how the applicable tax laws apply to your situation. This Disclosure Statement is NOT intended as, nor does it constitute, legal or tax advice. For further information about IRAs, contact any district office of the IRS, or consult IRS Publication 590: Individual Retirement Arrangements.

If you have any questions about your Policy, please contact us at the address and telephone number shown below.

YOUR RIGHT TO CANCEL
--------------------

You may cancel your IRA within seven days after the date you receive this Disclosure Statement. To revoke your plan and receive a refund for the amount paid for your IRA, you must send a signed and dated Written Notice to cancel your Policy no later than the seventh day after issuance to us at:

                          Ameritas Life Insurance Corp.
                   Service Center, Attn: Annuity Service Team
                                 P.O. Box 81889
                                Lincoln, NE 68501
                            Telephone 1-800-745-1112

Your revocation will be effective on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid. After seven days following receipt of this Disclosure Statement, or longer, if required under state law, you cannot cancel.

--------------------------------------------------------------------------------

PROVISIONS OF IRA LAW
---------------------

This disclosure is applicable when our variable annuity Policy is used for a Traditional IRA, Spousal IRA, Rollover IRA, or a Roth IRA. Additionally, this disclosure provides basic information for when our variable annuity Policy is used for a Simplified Employee Pension (SEP IRA), or Savings Incentive Match Plan for Employees (SIMPLE IRA). A separate policy must be purchased for each individual under each arrangement/plan. While Internal Revenue Code ("IRC") provisions for IRAs are similar for all such arrangements/plans, certain differences are set forth below.

TRADITIONAL IRA
---------------

Eligibility
You are eligible to establish a Traditional IRA if you are younger than age 70 1/2 and if, at any time during the year, you receive compensation or earned income that is includible in your gross income. Your spouse may also establish a "spousal IRA" that you may contribute to out of your compensation or earned income for any year before the year in which your spouse reaches age 70 1/2. To contribute to a spousal IRA, you and your spouse must file a joint tax return for the taxable year.

Additionally, regardless of your age, you may transfer or "Rollover" funds from another IRA or certain qualified plans to an IRA, which is described below.

Annual Contribution Limits
You may make annual contributions to a Traditional IRA of up to the Annual Contribution Limit of $5,500 in 2013 or 100% of your earned income (compensation), whichever is less. If you are age 50 or older, the Annual Contribution Limit is increased by $1,000, so long as your earned income or compensation is greater than the Annual Contribution Limit. The Annual Contribution Limit is required to be increased by the IRS to reflect increases in inflation.

If you and your spouse both work and have compensation that is includible in your gross income, each of you can annually contribute to a separate Traditional IRA up to the lesser of the Annual Contribution Limit or 100% of your compensation or earned income. However, if one spouse earns less than the Annual Contribution Limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal IRA provision. The total contributions to both IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The combined limit on contributions to both Traditional and Roth IRAs for a single calendar year for you may not exceed the Annual Contribution Limit (or twice the Annual Contribution Limit for a couple filing jointly).

Distributions from another IRA or certain other qualified plans may be "rolled over" into an IRA and such rollover contributions are not limited by this annual maximum.

Ameritas Life Insurance Corp.        - B:1-       Tax Qualified Plan Disclosures

Contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your tax return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

The amount of permissible contributions may or may not be tax-deductible depending on whether you are an active participant in an employer sponsored retirement plan and whether your adjusted gross income ("AGI") is above the phase-out level.

Deductibility of Contributions
Contributions made for the tax year are fully deductible if neither you nor your spouse (if married) is an active participant in an employer-sponsored retirement plan (including qualified pension, profit sharing, stock bonus, 401(k), or 403(b) plans, SEP plans, SIMPLE IRA, SIMPLE 401(k) plans, and certain governmental plans for any part of such year.

If you are an active participant in an employer sponsored retirement plan you may make deductible contributions if your Adjusted Gross Income (AGI) is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phase out range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of AGI.

Active participants with income above the phase out range are not entitled to an IRA deduction. The phase out limits are as follows:

              Married Filing Jointly     Single/Head of Household
              ----------------------     ------------------------
     Year          AGI                     AGI
     ----
     2011     $90,000 - $110,000         $56,000 - $66,000
     2012     $92,000 - $112,000         $58,000 - $68,000
     2013     $95,000 - $115,000         $59,000 - $69,000

If you are not an active participant in an employer sponsored plan, but your spouse is an active participant, you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your AGI is below $178,000; and the deductible contribution for you is phased out between $178,000 and $188,000 of AGI.

Even if you will not be able to deduct the full amount of your Traditional IRA contribution, you can still contribute up to the Annual Contribution Limit with all or part of the contribution being non-deductible. The combined total must not exceed your Annual Contribution Limit. Any earnings on all your Traditional IRA contributions accumulate tax-free until you withdraw them.

Excess Contributions
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Traditional IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.

If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Distributions From Your Traditional IRA During Your Life
You may take distributions from your Traditional IRA at any time. However, there is a 10% premature distribution tax on the amount includible in your gross income if distributed prior to you attaining age 59 1/2, unless: (1) the distributions made to a beneficiary on or after the Owner's death; (2) the distribution is made because of your permanent disability; (3) the distribution is part of a series of substantially equal periodic payments (made at least annually) that do not exceed your life expectant or the life expectancy of you and your designated beneficiary; (4) the distribution is made for medical expenses which exceed 7.5% of your adjusted gross income; (5) the distribution is made to purchase health insurance for the individual and/or his or her spouse and dependents if he or she: (a) has received unemployment compensation for 12 consecutive weeks or more; (b) the distributions are made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re-employed for 60 days or more; (6) the distribution is made for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (7) the distribution is made for the qualified first-time home buyer expenses (up to a lifetime maximum of $10,000) incurred by you or your spouse or a child, grandchild, parent or grandparent of you or your spouse;
(8) distributions to satisfy a levy issued by the IRS; or (9) as a qualified reservist distribution. Generally, the part of a distribution attributable to non-deductible contributions is not includable in income and is not subject to the 10% penalty.

When you reach age 70 1/2 you must elect to receive Required Minimum Distributions no later than April 1 following the year in which you reach age 70 1/2 whether or not you have retired (Required Beginning Date). There is a minimum amount which you must withdraw by the Required Beginning Date and by each December 31 thereafter.

Ameritas Life Insurance Corp.        - B:2-       Tax Qualified Plan Disclosures

You should consult your own tax or financial adviser with regard to the calculation of the amount of your minimum distribution each year to make sure this requirement is met. Failure to take the Required Minimum Distribution could result in an additional tax of 50% of the amount not taken.

Distributions From Your Traditional IRA After Your Death
If you die before all the funds in your Traditional IRA have been distributed, the remaining funds will be distributed to your designated beneficiary as required below and as selected by such beneficiary.

If you die before the Required Beginning Date, your designated beneficiary must withdraw the funds remaining as follows: 1) distributed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs; or
2) distributed over the life or life expectancy of the named beneficiary and must begin on or before December 31 of the calendar year following the year of your death. However, if the named beneficiary is your spouse, payments may begin before December 31 of the calendar year in which you would have reached age 70 1/2. If you did not designate a proper beneficiary, the funds remaining shall be distributed within five years after your death.

If you die after Required Minimum Distribution payments have begun, your designated beneficiary must select to have the remaining amount of your Traditional IRA, distributed over the longer of 1) the beneficiary's life expectancy or 2) your remaining life expectancy beginning no later than December 31 of the calendar year following the year of your death. If you do not designate a proper beneficiary, your interest is distributed over your remaining life expectancy.

Your surviving spouse, if the sole beneficiary, may elect to treat your Traditional IRA as his or her own Traditional IRA.

Tax Consequences
Amounts paid to you or your beneficiary from your Traditional IRA are taxable as ordinary income, except that you recover your nondeductible Traditional IRA contributions tax-free.

If a minimum distribution is not made from your IRA for a tax year in which it is required, the excess of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 50%.

Tax-Free Rollovers
Under certain circumstances, you, your spouse, or your former spouse (pursuant to a qualified domestic relations order) may roll over all or a portion of your distribution from another Traditional IRA, a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, governmental 457 plan, or SIMPLE plan into a Traditional IRA. Such an event is called a Rollover and is a method for accomplishing continued tax deferral on otherwise taxable distributions from said plans. Rollover contributions are not subject to the contribution limits on Traditional IRA contributions, but also are not tax deductible.

There are two ways to make a Rollover to your IRA:

1. Participant Rollovers are accomplished by contributing part or all of the eligible distribution (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution. Participant Rollover amounts may be subject to a mandatory 20% federal income tax withholding. Participant Rollovers from another Traditional IRA, as well as Direct Rollovers (see below), are not subject to mandatory withholding. Traditional IRA to Traditional IRA Rollovers are limited to one per distributing plan per 12 month period. However, you may transfer Traditional IRA assets to another Traditional IRA (where you do not directly receive a distribution) and such transfers are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred to an IRA (which isn't a SIMPLE IRA) during the 2-year period following the date you first participate in any SIMPLE Plan maintained by your employer.

2. Direct Rollovers are made by instructing the plan trustee, custodian, or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

Certain distributions are not considered to be eligible for Rollover and include:
a. distributions which are part of a series of substantially equal periodic payments (made at least annually) for 10 years or more;
b. required minimum distributions made during or after the year you reach age 70 1/2;
c.   any hardship distributions made under the terms of the plan; and
d. amounts in excess of the cash or in excess of the proceeds from the sale of property distributed.

Under certain circumstances, you may roll over all or a portion of your eligible distribution from your Traditional IRA to a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 (No Traditional IRA Rollovers to Simple IRAs are allowed). However, you may not roll after-tax contributions from your Traditional IRA to a 401(a), 401(k) plan, 403(b) plan, or governmental 457 plan.

For rules applicable to rollovers or transfers to Roth IRAs, see the paragraphs on Roth IRA, next page.

Ameritas Life Insurance Corp.        - B:3-       Tax Qualified Plan Disclosures

SEP IRA
-------
A SEP Plan allows self-employed people and small business owners to establish SEP IRAs for the business owner and eligible employees, if any. SEP IRAs have specific eligibility and contribution limits (as described in IRS Form 5305-SEP); otherwise SEP IRAs generally follow the same rules as Traditional IRAs.

SIMPLE IRA
----------
SIMPLE IRAs operate in connection with a SIMPLE Plan maintained by an eligible employer. Each participating employee has a SIMPLE IRA to receive contributions under the plan. SIMPLE IRAs have specific rules regarding eligibility, contribution, and tax-withdrawal penalties (as described in IRS Form 5304-SIMPLE); otherwise, SIMPLE IRAs generally follow the same rules as Traditional IRAs.

ROTH IRA
--------
Eligibility
You are eligible to make annual contributions to a Roth IRA if you receive compensation from employment, earnings from self-employment, or alimony, and your (and your spouse's) AGI is within the limits described below. Also, you may contribute to a different Roth IRA, established by your spouse (spousal Roth
IRA), out of your compensation or earned income for any year. Unlike Traditional IRAs, if eligible, you may contribute to a Roth IRA even after age 70 1/2.

Limit on Annual Contributions
You can make annual contributions to a Roth IRA of up to the Annual Contribution Limit or 100% of your compensation or earned income, whichever is less, subject to the limitations below. The Annual Contribution Limit is $5,500 for 2013. If you are age 50 or older, the Annual Contribution Limit is increased by $1,000, so long as your earned income or compensation is greater than the Annual Contribution Limit. The Annual Contribution Limit is required to be increased by the IRS to reflect increases in inflation.

If each spouse earns at least the Annual Contribution Limit, each may make the maximum contribution to his or her Roth IRA, subject to the limitations discussed below. However, if one spouse earns less than the Annual Contribution limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal Roth IRA. The total contributions to both Roth IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The Annual Contribution Limit is the maximum that can be contributed to all IRAs (Roth and Traditional) by an individual in a year. The maximum amount that may be contributed to your Roth IRA is always reduced by any amount that you have contributed to your Traditional IRAs for the year.

The maximum amount you or your spouse may contribute to a Roth IRA is limited based on your tax filing status and your (and your spouse's) AGI. You may contribute the maximum contribution to your Roth IRA if you are single and your AGI is less than $112,000. Your ability to contribute to your Roth IRA is phased out at $127,000. You may contribute the maximum contribution to your Roth IRA if you are married filing jointly and your AGI is less than $178,000. Your ability to contribute to your Roth IRA is phased out at $188,000.

Roth IRA contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return, must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

Deductibility of Contributions
Unlike a Traditional IRA, contributions to your Roth IRA are not deductible.

Excess Contributions
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Roth IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:
o You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.
o If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Tax on Withdrawals From Your Roth IRA
You can make withdrawals from your Roth IRA at any time and the principal amounts that you contributed are always available to be withdrawn by you tax-free. Withdrawal of amounts considered earnings or growth will also be tax-free if the following requirements are met: the withdrawal must satisfy the five-year holding period and be made either on or after you reach 59 1/2, due to your death or disability, or for qualified first-time homebuyer expenses.

If the requirements for a tax-free withdrawal are not met, a withdrawal consisting of your own prior contribution amounts for your Roth IRA will not be considered taxable in the year you receive it, nor will the 10% penalty apply. A non-qualified withdrawal that is considered earnings on your contributions is includible in your gross income and may be subject to the 10% withdrawal penalty. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though

Ameritas Life Insurance Corp.        - B:4-       Tax Qualified Plan Disclosures
they are not includable in income, if the distribution is made within the 5-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made.

Required Payments From Your Roth IRA
Unlike a Traditional IRA, while you are living, there are no distribution requirements for your Roth IRA.

After your death, if you have begun to receive distributions under an annuity option (not including an interest only option), the remaining Policy value will continue to be distributed to your designated beneficiary according to the terms of the elected options, provided that method satisfies IRC requirements.

If you die before your entire interest in the Policy is distributed, your entire interest in your Roth IRA generally must be distributed no later than the end of the fifth calendar year after your death occurs ("five-year payout rule"). Your designated beneficiary may elect to receive distributions over a period not longer than his or her life expectancy, if the election is made and distributions begin on or before the end of the year following the year of your death. Otherwise, the entire benefit must be paid under the five-year payout rule.

If the designated beneficiary is your surviving spouse, the spouse may elect to treat the Roth IRA as his or her own.

Rollovers and Conversions
You may roll over any amount from an existing Roth IRA to another Roth IRA. Under certain circumstances, you may also convert an existing Traditional IRA to a Roth IRA. You can roll over distributions from a Traditional IRA to a Roth IRA if you convert such amounts within 60 days after distribution. Note that rollover contributions to a Roth IRA are included in taxable income and may result in additional tax. There may be additional income tax consequences upon a conversion. Consult your financial adviser to determine other considerations when converting a Traditional IRA to a Roth IRA.

Recharacterization
You may correct an IRA conversion by recharacterizing your conversion. For example, you may have converted from a Traditional IRA to a Roth IRA and decide later you do not want to make the conversion. You may accomplish a recharacterization by making a trustee-to-trustee transfer (including any net income attributable to the contribution) from the first IRA to the second IRA, on or before your tax return due date for reporting the contribution to the first IRA. Once the transfer is made, the election is irrevocable. Recharacterizing a contribution treats it as contributed to the second IRA on the same date as initially contributed to the first IRA. If you elect to recharacterize a contribution, you must report it on your Federal income tax return as made to the second IRA, instead of the first. Consult your tax adviser before recharacterizing a contribution.

GENERAL INFORMATION AND RESTRICTIONS FOR ALL IRAS
-------------------------------------------------

Lump Sum Distribution
If you decide to receive the entire value of your IRA Plan in one lump sum, the full amount is taxable when received (except as to non-deductible contributions to a Traditional IRA or to a Roth IRA, or "qualified distributions" from a Roth
IRA), and is not eligible for the special 5 or 10 year averaging tax rules under IRC Section 402 on lump sum distributions which may be available for other types of Qualified Retirement Plans.

Nontransferability
You may not transfer, assign or sell your IRA to anyone (except in the case of transfer incident to divorce).

Nonforfeitability
The value of your IRA belongs to you at all times, without risk of forfeiture.

Loans and Prohibited Transactions
If you engage in a so-called prohibited transaction as defined by the Internal Revenue Code, your IRA will be disqualified and the entire taxable balance in your Traditional IRA account, and the amount of earnings or gains in your Roth IRA account, will be taxed as ordinary income in the year of the transaction. You may also have to pay the 10% penalty tax. For example, IRAs do not permit loans. You may not borrow from your IRA (including Roth IRAs) or pledge it as security for a loan. A loan would disqualify your entire IRA and be treated as a distribution. It would be includable in your taxable income in the year of violation and subject to the 10% penalty tax on premature distributions. A pledge of your IRA as security for a loan would cause a constructive distribution of the portion pledged and also be subject to the 10% penalty tax.

Financial Disclosure
Contributions to your IRA will be invested in a variable annuity Policy. The variable annuity Policy, its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.

Growth in the value of your variable annuity Policy IRA cannot be guaranteed or projected. The income and expenses of your variable annuity Policy will affect the value of your IRA. Dividends from net income earned are reduced by investment advisory fees and also by certain other costs. For an explanation of these fees and other costs, please refer to your prospectus.

STATUS OF OUR IRA PLAN
----------------------

We may, but are not obligated to, seek IRS approval of your Traditional IRA or Roth IRA form. Approval by the IRS is optional to us as the issuer. Approval by the IRS is to form only and does not represent a determination of the merits of the Traditional IRA or Roth IRA.

Ameritas Life Insurance Corp.        - B:5-       Tax Qualified Plan Disclosures

                                    THANK YOU
for reviewing this prospectus. You should also review the series fund prospectuses for those Subaccount variable investment option underlying portfolios you wish to select.

                             IF YOU HAVE QUESTIONS,

               for marketing assistance or other product questions
                           prior to issue, call us at:
                          Ameritas Life Insurance Corp.
                            Telephone: 1-800-255-9678

                   for all other matters, write or call us at:
                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 81889
                             Lincoln, Nebraska 68501
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-255-9678
                               Fax: 1-402-467-7335
                         Interfund Transfer Request Fax:
                                 1-402-467-7923
                           e-mail: direct@ameritas.com

                           REMEMBER, THE CORRECT FORM
is important for us to accurately process your Policy elections and changes. Many can be found on the on-line services section of our website. Or, call us at our toll-free number and we will send you the form you need.

     STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

     A Statement of Additional Information, dated May 1, 2013, and other information about us and the Policy is on file with the SEC and is incorporated into this prospectus by reference.

     For a free copy, access it on the SEC's website (www.sec.gov, select "More Search Options," then type "333-120972" in the "File Number" field and select "Find Companies"), or write or call us. Here is the Table of Contents for the Statement of Additional Information:

                                           Begin on
                                              Page
------------------------------------------ -----------

General Information and History                1
Services

------------------------------------------ -----------

Purchase of Securities Being Offered           2
Underwriters
Calculation of Performance
  Standardized Performance Reporting
  Non-Standardized Performance Reporting
  Yields

------------------------------------------ -----------

Other Information                              4
Asset Allocation Program

------------------------------------------ -----------

Service Marks and Copyright                    6
Licensing Agreement
Financial Statements

------------------------------------------ -----------

(C) 2013 Ameritas Life Insurance Corp.

                                [AMERITAS LOGO]

                         Ameritas Life Insurance Corp.

NLVA 6150                      Last Page          SEC Registration No. 811-07661

--------------------------------------------------------------------------------

Statement of Additional Information: May 1, 2013
to accompany Policy Prospectus dated:  May 1, 2013
                                                          [Ameritas Logo]

Ameritas No-Load Variable Annuity                  Ameritas Life Insurance Corp.

NLVA 6150
Flexible Premium Deferred Variable Annuity Policy
                             Ameritas Life Insurance Corp. Separate Account LLVA
--------------------------------------------------------------------------------

Table of Contents                                   Page

General Information and History.........................1
Services

Purchase of Securities Being Offered....................2
Underwriters
Calculation of Performance
        Standardized Performance Reporting
        Non-Standardized Performance Reporting
        Yields

Other Information.......................................4
Asset Allocation Program

Service Marks and Copyright.............................6
Licensing Agreement
Financial Statements

Ameritas(R) and the bison design are registered service marks of Ameritas Life Insurance Corp.

This Statement of Additional Information ("Statement") is not a prospectus. It contains information in addition to and more detailed than set forth in the Policy prospectus and should be read in conjunction with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 81889, Lincoln, Nebraska 68501, by sending us an email through our website at ameritasdirect.com, or by calling us at 1-800-255-9678. Defined terms used in the current prospectus for the Policies are incorporated in this Statement.

                        GENERAL INFORMATION AND HISTORY

Ameritas Life Insurance Corp. Separate Account LLVA is a separate investment account of Ameritas Life Insurance Corp. ("Company, we, us, our, Ameritas Life"). We are engaged in the business of issuing life insurance and annuities, group dental, eye care, and hearing care insurance, retirement plans and 401(k) plans throughout the United States (except in New York). We are a stock life insurance company organized under the insurance laws of the State of Nebraska in 1887. We are wholly owned by Ameritas Holding Company ("AHC"), a Nebraska stock insurance holding company. AHC is wholly owned by Ameritas Mutual Holding Company ("Ameritas"), a Nebraska mutual insurance holding company. Ameritas is a diversified family of financial services businesses. For a complete list of the Ameritas companies and their products and services, visit the Ameritas website at ameritas.com. Each Ameritas company is solely responsible for its own financial condition and contractual obligations.

                                    SERVICES

The balance sheets - statutory basis of Ameritas Life Insurance Corp., a wholly owned subsidiary of Ameritas Holding Company, as of December 31, 2012 and 2011, and the related summary of operations and changes in capital and surplus - statutory basis and statements of cash flows - statutory basis for each of the three years in the period ended December 31, 2012 have been audited by , independent auditors, as stated in their report appearing herein and the statements of net assets of each of the subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA as of December 31, 2012, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended and the financial highlights for each of the periods in the five years then ended, have been audited by , independent registered public accounting firm, as stated in their report appearing herein. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of is .

Our financial statements are part of this SAI. They only bear on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

Ameritas No-Load Variable Annuity 6150       Statement of Additional Information
                                     SAI 1

Affiliates of Ameritas Life provide administrative services to Ameritas Life relating to policies offered by its separate accounts, including Ameritas Life Insurance Corp. Separate Account LLVA (the "Registrant"). The 2010 services were provided under the Ameritas companies' General Administrative Services Agreement dated January 1, 2006 (the "original Agreement"). Under the terms of the original Agreement, certain affiliates provided management, administrative, information technology, actuarial, and other services to Ameritas Life. On January 1, 2011, the original Agreement was replaced with an Amended and Restated General Administrative Services Agreement (the "current Agreement"), under which all administrative services relating to policies offered by the Ameritas Life separate accounts were provided directly by Ameritas Life. Therefore, Ameritas Life made no payments for administrative services provided by affiliated companies in 2011 or 2012, and no amounts are reported for either of those years in the chart below. Neither the original Agreement nor the current Agreement is an agreement of or an expense to the Registrant. For the services provided to Ameritas Life for Ameritas Life commissioned variable annuities, Ameritas Life paid the following amounts to the listed affiliates in the last three years:

AFFILIATE:*                                 YEAR:      2010       2011        2012
--------------------------------------------------- ---------- ----------- ----------
The Union Central Life Insurance Company             $607,574      $0          $0
--------------------------------------------------- ---------- ----------- ----------
Acacia Life Insurance Company                         $23,487      $0          $0
--------------------------------------------------- ---------- ----------- ----------
*Each affiliate listed is a wholly owned subsidiary of Ameritas Life.

Ameritas Life entered into a Service Agreement dated May 1, 2010 with its affiliate, Ameritas Investment Partners, Inc. ("AIP"), for purpose of AIP developing and providing ongoing evaluation and other services for the Asset Allocation Program available for the Policies. For services AIP performed under this agreement for Ameritas Life Insurance Corp. Separate Account LLVA, Ameritas Life paid AIP the following amounts in the last three years:

AFFILIATE:*                                 YEAR:      2010       2011        2012
--------------------------------------------------- ----------- ----------- ----------
Ameritas Investment Partners, Inc.                    $3,480     $6,923    $10,646
--------------------------------------------------- ----------- ----------- ----------

All matters of state and federal law pertaining to the Policies have been reviewed by the Ameritas Life legal staff.

                      PURCHASE OF SECURITIES BEING OFFERED

The Policy was sold by licensed insurance agents in states where the Policies could be lawfully sold. The agents were registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority. The Policy is no longer offered for sale.

                                  UNDERWRITER

The Policy is distributed by Ameritas Investment Corp ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510. We are the direct majority owner of AIC. AIC enters into contracts with various broker-dealers ("Distributors") to distribute the Policies.

                                                               YEAR:       2010         2011        2012
--------------------------------------------------------------------- ------------- ------------ ------------
Variable annuity commissions we paid to AIC that were paid to other        $35,633      $78,024      $59,563
broker-dealers and representatives (not kept by AIC).
--------------------------------------------------------------------- ------------- ------------ ------------
Variable annuity commission earned and kept by AIC.                        None         None         None
--------------------------------------------------------------------- ------------- ------------ ------------
Fees we paid to AIC for variable annuity Principal Underwriter             $69,136     $249,787     $199,314
services.
--------------------------------------------------------------------- ------------- ------------ ------------

                           CALCULATION OF PERFORMANCE

When we advertise performance for a Subaccount (except any money market Subaccount), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised

Ameritas No-Load Variable Annuity 6150       Statement of Additional Information
                                     SAI: 2
by other variable annuity separate accounts. Standardized average annual total return for a Subaccount will be shown for periods beginning on the date the Subaccount first invested in a corresponding series fund portfolio. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission ("SEC").

We report average annual total return information via Internet and periodic printed reports. Average annual total return quotations on our Internet website will be current as of the previous Business Day. Printed average annual total return information may be current to the last Business Day of the previous calendar week, month, or quarter preceding the date on which a report is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will cover at least periods of one, five, and ten years, or a period covering the time the Subaccount has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series fund portfolio has been in existence for longer than the Subaccount, the non-standardized total return quotations will show the investment performance the Subaccount would have achieved (reduced by the applicable charges) had it been invested in the series fund portfolio for the period quoted; this is referred to as "adjusted historical" performance reporting. Standardized average annual total return is not available for periods before the Subaccount was in existence.

Quotations of standardized average annual total return and non-standardized total return are based on historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of a Subaccount and its corresponding series fund portfolio include general market conditions, operating expenses and investment management. An Owner's withdrawal value upon surrender of a Policy may be more or less than the premium invested in the Policy.

Standardized Performance Reporting
Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in a Subaccount at the beginning of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the current mortality and expense fee and the current annual Policy Fee. No deduction is made for premium taxes which may be assessed by certain states.

Non-Standardized Performance Reporting
We may also advertise non-standardized total return. Non-standardized total return may assume: (1) the Policy is not surrendered; (2) the Subaccounts have existed for periods other than those required to be presented; (3) current charges are incurred if they are less than the Policy's guaranteed maximum charges; or (4) may differ from standardized average annual total return in other ways disclosed in the table description. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Policy. For these reasons, non-standardized total returns for a Subaccount are usually higher than standardized total returns for a Subaccount.

Yields
We may advertise the current annualized yield for a 30-day period for a Subaccount. The annualized yield of a Subaccount refers to the income generated by the Subaccount over a specified 30-day period. Because this yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:

                              YIELD=2[(a-b+1)(6)-1]
                                       cd

Where a=net investment income earned during the period by the portfolio company attributable to shares owned by the Subaccount, b=expenses accrued for the period (net of reimbursements), c=the average daily number of Accumulation Units outstanding during the period, and d=the maximum offering price per Accumulation Unit on the last day of the period. The yield reflects the base Policy mortality and expense risk fee and administrative expense charge. Net investment income will be determined according to rules established by the SEC. The yield assumes an average Policy size of $75,000.

Because of the charges and deductions imposed by the Separate Account, the yield for a Subaccount will be lower than the yield for the corresponding series fund portfolio. The yield on amounts held in the Subaccount normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield will be affected by the types and quality of portfolio securities held by the series fund and the series fund's operating expenses.

Any current yield quotations of a money market Subaccount, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise

Ameritas No-Load Variable Annuity 6150       Statement of Additional Information
                                     SAI: 3
yield for the Subaccount based on different time periods, but we will accompany it with a yield quotation based on a seven-day calendar period. A money market Subaccount's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Policy having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting those Policy deductions stated above, and dividing the net change in Policy value by the value of the Policy at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). A money market Subaccount's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Subaccount.

A money market Subaccount's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the series fund's expenses. Although we determine the Subaccount's yield on the basis of a seven calendar day period, we may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series fund's prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Policy owner's investment in a money market Subaccount nor that Subaccount's investment in the underlying money market series fund portfolio is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

                                OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policy described in this Statement. Not all information set forth in the registration statement is addressed in the Policy prospectus or this Statement. Statements in the prospectus and this Statement are intended to be summaries. For a complete statement of the terms of the registration, refer to the documents we file with the SEC. They may be accessed on the SEC's website (www.sec.gov, select "More Search Options" then type "333-120972" in the "File Number" field and select "Find Companies") or you may review and copy it (for a fee) at the SEC's Public Reference Room in Washington D.C. (Call the SEC at 1-202-551-8090 for details and public hours.)

                            ASSET ALLOCATION PROGRAM

The Service
Ameritas Investment Corp. ("AIC"), a majority owned subsidiary of Ameritas Life, has developed several asset allocation models, each based on different profiles of an investor's willingness to accept investment risk, that are provided exclusively through our Policies as the Asset Allocation Program (the "Program"). AIC periodically (typically annually) evaluates and updates the models. In developing and periodically updating the models, AIC currently relies on the fund-specific model recommendations made by Ameritas Investment Partners, Inc. ("AIP"), a registered investment adviser, which, like Ameritas Life, is wholly owned by AHC and ultimately by Ameritas. AIC may change the firm it uses, or, as is currently the case, may use no independent firm when developing the models for the Program.

If you choose to subscribe to the Program, AIC will serve as your investment adviser solely for purposes of development of the Program models and periodic updates of the models.

If you choose to subscribe to the Program, AIC instructs us to allocate your initial premium (in the case of a new application) or accumulated value, as applicable, to the investment options according to the model you select, to similarly allocate subsequent premium, and to periodically automatically reallocate your accumulated value or premium payments. Your Policy value will be rebalanced quarterly consistent with your selected model.

The Asset Allocation Program Models
Development of the Program models is a multi-step process. First, we obtain research relating to models from an unaffiliated firm, then an optimization analysis is performed to determine the breakdown of asset classes. Next, after the asset class exposures are known, AIP determines how available investment options can be used to implement the asset class level allocations. Investment options are selected in a way intended to optimize potential returns for each model, given a particular level of risk tolerance. AIP may also choose passively managed index investment options to optimize returns for a given risk profile. AIP's philosophy on selecting active investment managers centers on choosing experienced managers that add value over time, using a consistent process, and staying on mandate across market cycles. When selecting investment options, AIP looks for competitive fees, tenured fund management, and total returns that are competitive to their peers. AIP avoids managers holding "off-mandate" exposures, or other significant portfolio concentrations that could lead to sharp performance deviations. This process could, in some cases, result in the inclusion of an investment option in a model based on its specific asset class exposure or other specific optimization factors, even where another investment option may have better historical performance.

Ameritas No-Load Variable Annuity 6150       Statement of Additional Information
                                     SAI: 4

Periodic Updates of the Models and Notices of Updates
Each model is evaluated periodically (generally, annually) to assess whether the combination of investment options within each model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the model. As a result, each model may change, and the investment options used within a model may change.

When your selected model is updated, AIC instructs us to automatically reallocate your accumulated value and any subsequent premium payments in accordance with any changes to the model you have selected. This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model when your next automatic quarterly rebalancing occurs. AIC requires that you give it discretionary investment authority to periodically instruct us to reallocate your accumulated value and any subsequent premium payments in accordance with the updated version of the model you have selected, if you wish to participate in the Program.

When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Program.

Risks
Although asset allocation models are designed to optimize returns given the various levels of risk, there is no assurance that a model portfolio will not lose money or that investment results will not experience volatility. Investment performance of your accumulated value could be better or worse by participating in a Program model than if you had not participated. A model may perform better or worse than any single investment option or asset class or other combinations of investment options or asset classes. Model performance is dependent upon the performance of the component investment options (and their underlying portfolios). The timing of your investment and the automatic quarterly rebalancing may affect performance. Your accumulated value will fluctuate, and when redeemed, may be worth more or less than the original cost.

Periodic updating of the models can cause the underlying portfolios to incur transaction expenses to raise cash for money flowing out of the portfolios or to buy securities with money flowing into the portfolios. These expenses can adversely affect performance of the pertinent portfolios and the models.

Potential Conflicts of Interest. AIC and AIP may be subject to competing interests that have the potential to influence decision making with regard to the models. In addition to its limited role as investment adviser under the Program, AIC is also compensated by us as principal underwriter for the Policies. Also, Calvert Variable Portfolios, Inc. and Calvert Variable Series, Inc. (the "Calvert Funds"), which are part of the Ameritas Mutual Holding Company and therefore are affiliated with us, have portfolios offered through the Policy. The Calvert Funds are advised by Calvert Investment Management, Inc. ("CIM"), an affiliate of ours, and certain of the Calvert Funds are subadvised by AIP, also an affiliate of ours. CIM and AIP are compensated for administrative, advisory and subadvisory services they provide. Calvert Fund portfolios may or may not be included in the models. We may receive revenue sharing from other portfolios that are available as investment options or distribution fees. AIC may have an incentive to use certain portfolios in the models that provide higher revenue sharing or advisory fees. AIC may believe that certain portfolios may benefit from additional assets or could be harmed by redemptions. AIP analyzes all our model investment options and their underlying portfolios; it evaluates and recommends the selection of specific funds and periodic updates regarding portfolios in the models. In developing these recommendations, AIP may consult with unaffiliated third parties to obtain information on asset class-level allocation weightings and impact of the models on insurance reserves. Neither AIC nor we dictate to AIP the number of portfolios in a model, the percent that any portfolio represents in a model, or which portfolios may be selected (other than to require exclusion of any portfolio that is expected to be liquidated, merged into another portfolio, or otherwise closed). AIP may have an incentive to recommend certain portfolios that have administrative, advisory or subadvisory services provided by CIM and AIP. As a result of the competing interests the affiliated parties face in this Program, there is an increased potential risk of a conflict of interest in these arrangements.

AIC and we are under no obligation to continue the Program, or any asset allocation program, and have the right to terminate or change such services at any time.

Non-Program Models
Please note that we offer non-program models for certain Policies. AIC does not develop, evaluate, or update the non-program models. AIC does not serve as the invesetment adviser for investment in the non-program models.

Ameritas No-Load Variable Annuity 6150       Statement of Additional Information
                                     SAI: 5

                           SERVICE MARKS AND COPYRIGHT

"Ameritas" and the bison design are registered service marks of Ameritas Life Insurance Corp. The Policy and Policy prospectus are copyrighted by Ameritas Life Insurance Corp.

                               LICENSING AGREEMENT

The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the Owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee ("Ameritas Life") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the product. S&P has no obligation to take the needs of the Licensee or the Owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the product or in the determination or calculation of the equation by which the Policy is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                              FINANCIAL STATEMENTS

Our financial statements will be provided by subsequent amendment. They bear only on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

Ameritas No-Load Variable Annuity 6150       Statement of Additional Information
                                     SAI: 6

                                     PART C
                                     ------
                                OTHER INFORMATION
                                -----------------

Item 24. Financial Statements and Exhibits

     a)  Financial Statements: (to be filed by subsequent amendment)

     The financial statements of the subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA and Ameritas Life Insurance Corp. are in Part
     B.  They include:

     Subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA:
        Report of independent registered public accounting firm.
        Statements of Net Assets as of December 31, 2012.
        Statements of Operations for the period ended December 31, 2012. Statements of Changes in Net Assets for the periods ended December 31, 2012 and 2011.
        Notes to Financial Statements for the periods ended December 31, 2012 and 2011.

     Ameritas Life Insurance Corp.:
        Report of independent auditors.
        Balance Sheets - Statutory Basis as of December 31, 2012 and 2011. Summary of Operations and Changes in Capital and Surplus - Statutory Basis for each of the three years in the period ended December 31, 2012. Statements of Cash Flows - Statutory Basis for each of the three years in the period ended December 31, 2012.
        Notes to Financial Statements - Statutory Basis for the years ended December 31, 2012, 2011 and 2010.

     All schedules of Ameritas Life Insurance Corp. for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions, are inapplicable or have been disclosed in the Notes to the Statutory Basis Financial Statements and therefore have been omitted.

     There are no financial statements included in Parts A or C.

     b)    Exhibits

     Exhibit
     Number          Description of Exhibit
     ------          ----------------------
     (1)             Resolution of Board of Directors of Ameritas Life
                     Insurance Corp. Establishing Ameritas Life Insurance
                     Corp. Separate Account LLVA. (1)
     (2)             Custody Agreements.  Not applicable.
     (3)  (a)        Principal Underwriting Agreement. (2)
     (3)  (b)        Form of Selling Agreement. (3)
     (4)             Form of Variable Annuity Contract and Rider. (4)
     (5)             Form of Application for Variable Annuity Contract. (5)
     (6)  (a)        Certificate of Incorporation of Ameritas Life Insurance
                     Corp. (1)
     (6)  (b)        Bylaws of Ameritas Life Insurance Corp. (6)
     (7)             Reinsurance Agreements. Not Applicable.
     (8)             Participation Agreements:
          (a)        American Century Investments. (7)
          (b)        The Calvert Funds. (8)
          (c)        DFA Investment Dimensions Group Inc. (9)
          (d)        DWS Variable Series I and II. (10)
          (e)        Fidelity Variable Insurance Products Funds. (10)
          (f)        Franklin Templeton Variable Insurance Products Trust. (11)
          (g)        Invesco Variable Insurance Funds. (11)
          (h)        MFS Variable Insurance Trust. (12)
          (i)        Neuberger Berman Advisers Management Trust. (1)
          (j)        PIMCO Variable Insurance Trust. (10)
          (k)        Rydex Variable Trust. (13)
          (l)        T. Rowe Price Equity Series, Inc. (7)
          (m)        Third Avenue Variable Series Trust. (11)
          (n)        The Universal Institutional Funds, Inc. (12)
          (o)        Vanguard Variable Insurance Funds. (11)
                     General Administrative Services Agreement. (14)
                     Service Agreement. (15)
                     Amended and Restated Asset Allocation Investment Advisory
                     Agreement. (15)
     (9)             Opinion and Consent of Counsel.  Exhibit 9, filed herein.
     (10)            Consents of Independent Auditors and Independent
                     Registered Public Accounting Firm. To be filed by subsequent amendment.
     (11)            Omitted Financial Statements. To be filed by subsequent
                     amendment.
     (12)            Initial Capital Agreements. Not applicable.
     (13)            Powers of Attorney. Exhibit 13, filed herein.

Footnotes:
----------
1. Incorporated by reference to the initial registration statement for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-05529), filed on June 7, 1996, EX-99.B1, EX-99.B6A, EX-99.B8A.
2. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendments Nos. 9 and 12 to Registration Statement No. 333-142483 submitted to the SEC on October 30, 2009 and April 23, 2010, respectively, EX-99.C.
3. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 1 to Registration Statement No. 333-151913 submitted to the SEC on April 9, 2009, EX.99.C.
4. Incorporated by reference to the initial registration statement for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-120972), filed on December 3, 2004, EX-4.
5. Incorporated by reference to the initial amended registration statement for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-120972), filed on March 22, 2005, EX-99.E.
6. Incorporated by reference to Post-Effective Amendment No. 4 for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-05529), filed on February 26, 1999 EX-99.(6)(B).
7. Incorporated by reference to the initial Registration Statement on Form N-6 submitted to the SEC for Ameritas Variable Separate Account V (File No. 333-151913) on June 25, 2008, EX-99.H.2 and .5.

8. Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 submitted to the SEC for Ameritas Variable Separate Account VA-2 (File No. 333-142483) on April 18, 2011, EX-8a.
9. Incorporated by reference to Ameritas Life insurance Corp. Separate Account LLVA Form N-4 Post Effective amendment No. 10 to Registration Statement No. 333-120972, filed April 18, 2011, EX-99.H.
10. Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6 submitted to the SEC for Ameritas Life Insurance Corp. Separate Account LLVL (File No. 333-151912) on November 12, 2008, EX, EX-99.H.2-.4.
11. Incorporated by reference to the initial Registration Statement on Form N-6 submitted to the SEC for Ameritas Life Insurance Corp. Separate Account LLVL (File No. 333-151912) on June 25, 2008, EX-99.H.2, .4,
         .5, and .6.
12. Incorporated by reference to the initial Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-15585, filed November 6, 1996, EX-99A8C, EX-99.A8D.
13. Incorporated by reference to Pre-Effective Amendment No. 1 to Ameritas Life Insurance Corp. Separate Account LLVL, File No.333-76359, filed on June 11, 1999, EX-99.1.(8)(C).
14. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 4 to Registration No. 333-142483, filed on July 23, 2008, EX-99.H.C.
15. Incorporated by reference to Ameritas Variable Life Insurance Company Separate Account V Form N-6 Post Effective Amendment No. 3 to Registration Statement No. 333-151913, filed February 25, 2011, EX-99I.(1) and 99.I(2).

Item 25.   Directors and Officers of the Depositor

           Name and Principal               Position and Offices
           Business Address*                with Depositor
           ------------------               --------------------
           JoAnn M. Martin                  Director, Chair, President & Chief Executive Officer
           James P. Abel                    Director
           James R. Krieger                 Director
           Tonn M. Ostergard                Director
           Kim M. Robak                     Director
           Paul C. Schorr, IV               Director
           William W. Lester                Executive Vice President & Corporate Treasurer
           Timmy L. Stonehocker             Executive Vice President
           Robert C. Barth                  Senior Vice President & Chief Financial Officer
           J. Thomas Burkhard               Senior Vice President, Chief Distribution Officer, Individual
           Nancy A. Dalessio                Senior Vice President & Chief Information Officer
           Karen M. Gustin                  Senior Vice President, Group Field Sales, National Accounts & Broker Blocks
           Arnold D. Henkel                 Senior Vice President, Individual Strategic Alliances
           Cheryl L. Heilman                Senior Vice President, Individual Operations
           Robert G. Lange                  Vice President, General Counsel & Assistant Secretary, Individual
           Bruce E. Mieth                   Senior Vice President, Group Customer Connections & Operations
           James M. Mikus                   Senior Vice President and Chief Investment Officer
           Lisa A. Mullen                   Senior Vice President, Individual Financial Operations
           Robert-John H. Sands             Senior Vice President & Corporate Secretary
           Janet L. Schmidt                 Senior Vice President, Director of Human Resources
           James D. Schulz                  Senior Vice President, Retirement Plans
           Steven J. Valerius               President, Individual Division
           Kenneth L. VanCleave             President, Group Division
           Michael B. Weckenbrock           Second Vice President, Corporate Compliance
           Paul G. Wesling                  Senior Vice President, Individual DI Product Management
           Linda A. Whitmire                Senior Vice President, Chief Actuary, Corporate
           Richard A. Wiedenbeck            Senior Vice President, Information Technology
           Susan K. Wilkinson               Senior Vice President, Planning & Risk Management

*      Principal business address: Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

Item 26. Organizations under common control with the depositor include:

Name of Corporation (state where organized)                                     Principal Business
-------------------------------------------                                     ------------------
Ameritas Mutual Holding Company(NE).............................................mutual insurance holding company

    Ameritas Holding Company(NE)................................................stock insurance holding company

        Ameritas Life Insurance Corp.(NE).......................................life/health insurance company
            Acacia Life Insurance Company(DC)...................................life insurance company
                Acacia Federal Savings Bank(DE).................................a federally chartered bank owned by Acacia
                                                                                Life Insurance Company (85.21%) and
                                                                                Ameritas Life Insurance Corp. (14.79%)
                    Acacia Service Corp.(VA)....................................deposit solicitation
                Calvert Investments, Inc.(DE)...................................holding company
                    Calvert Investment Management, Inc.(DE).....................asset management services
                    Calvert Investment Services, Inc.(DE).......................shareholder services
                    Calvert Investment Administrative Services, Inc.(DE)........administrative services
                    Calvert Investment Distributors, Inc.(DE)...................broker-dealer
                Griffin Realty LLC(VA)..........................................real estate investment company
            Ameritas Investment Corp.(NE).......................................a securities broker dealer and investment adviser owned by Ameritas Life Insurance
                                                                                Corp. (80%) and Centralife Annuities
                                                                                Service, Inc. (20%)
            Ameritas Life Insurance Corp. of New York(NY).......................life insurance company
            Brokers National Life Assurance Company(AR).........................life/health insurance company
            The Union Central Life Insurance Company(NE)........................life insurance company
                PRBA, Inc.(CA)..................................................holding company
                    PRB Administrators, Inc.(DE)................................pension administration services

        Summit Investment Advisors, Inc.(1)(NE).................................investment adviser
            Ameritas Mortgage Funding, Inc. (NE)................................mortgage loan and servicing

Subsidiaries are indicated by indentations.  Ownership is 100% by the parent company except as noted.

(1) Effective on or about April 30, 2013, Summit Investment Advisors, Inc. will be renamed Ameritas Investment Partners, Inc.

Item 27. Number of Contract Owners

As of December 31, 2012, there were 606 qualified contracts and 3,117 non-qualified contracts in the Separate Account.


Item 28.     Indemnification

Ameritas Life Insurance Corp.'s By-laws provide as follows:

     "The Corporation shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he or she is or was a director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska."

     Section 21-20,103 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation against liability by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

     In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnify for such expenses which the Court shall deem proper.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      Principal Underwriter

a) Ameritas Investment Corp. ("AIC"), which serves as the principal underwriter for the variable annuity contracts issued through Ameritas Life Insurance Corp. Separate Account LLVA, also serves as the principal underwriter for variable annuity contracts issued through Ameritas Variable Separate Account VA-2, Ameritas Variable Separate Account VA, Ameritas Life of NY Separate Account VA, and Carillon Account and for variable life insurance contracts issued through Ameritas Life Insurance Corp. Separate Account LLVL, Ameritas Variable Separate Account V, Ameritas Variable Separate Account VL, Ameritas Life of NY Separate Account VUL, and Carillon Life Account.


b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

     Name and Principal                         Positions and Offices
     Business Address                           With Underwriter
     ----------------                           ----------------
     William W. Lester*                         Director & Chair
     Salene Hitchcock-Gear*                     Director, President & Chief Executive Officer
     Robert C. Barth*                           Director
     Kent M. Campbell**                         Director
     Timmy L. Stonehocker*                      Director
     Sara J. Andres*                            Senior Vice President, Chief Compliance & Risk Management Officer
     Billie B. Beavers***                       Senior Vice President
     Bruce D. Lefler***                         Senior Vice President - Public Finance
     Robert-John H. Sands*                      Corporate Secretary

*       Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
**      Principal business address: Aviva USA, 7700 Mills Civic Parkway, West Des Moines, Iowa 50266.
***     Principal business address: Ameritas Investment Corp., 440 Regency Parkway Drive, Suite 222, Omaha, Nebraska 68114.

c) Commissions Received by Each Principal Underwriter from the Registrant during the Registrant's Last Fiscal Year:

     ----------------------- -------------------- --------------------- -------------------- --------------------
              (1)
                                     (2)                  (3)                   (4)                  (5)
                              Net Underwriting
       Name of Principal        Discounts and       Compensation on          Brokerage
          Underwriter            Commissions           Redemption           Commissions         Compensation
     ----------------------- -------------------- --------------------- -------------------- --------------------
      Ameritas Investment          $59,563                 $0                   $0                $199,314
         Corp. ("AIC")
     ----------------------- -------------------- --------------------- -------------------- --------------------

     (2)+(4)+(5) = Gross variable annuity compensation received by AIC.
     (3) = Sales compensation received and paid out by AIC as underwriter; AIC retains 0.
     (4) = Sales compensation received by AIC for retail sales.
     (5) = Sales compensation received by AIC and retained as underwriting fee.

Item 30.  Location of Separate Account and Records

The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.


Item 31.  Management Services

There are no additional management services contracts that are not discussed in Part A or B of the registration statement.


Item 32.  Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d) Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933, the Registrant, Ameritas Life Insurance Corp. Separate Account LLVA, has caused this Post Effective Amendment No. 12 to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, County of Lancaster, State of Nebraska on this 25th day of February, 2013.


                 AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA, Registrant
                                        AMERITAS LIFE INSURANCE CORP., Depositor



                                        By:      JoAnn M. Martin *
                                           --------------------------------
                                                 Chair of the Board

As required by the Securities Act of 1933, this Post-Effective Amendment No. 12 to the Registration Statement has been signed by the following persons in the capacities indicated on February 25, 2013.


  SIGNATURE                 TITLE
  ---------                 -----
  JoAnn M. Martin *         Director, Chair, President & Chief Executive Officer
  James P. Abel *           Director
  James R. Krieger *        Director
  Tonn M. Ostergard *       Director
  Kim M. Robak *            Director
  Paul C. Schorr, IV *      Director
  William W. Lester *       Executive Vice President & Corporate Treasurer
  Timmy L. Stonehocker *    Executive Vice President
  Robert C. Barth *         Senior Vice President, & Chief Financial Officer
  Robert-John H. Sands *    Senior Vice President & Corporate Secretary
  Steven J. Valerius *      President, Individual Division

  /s/Robert G. Lange
  ------------------
  Robert G. Lange          Vice President, General Counsel & Assistant
                           Secretary, Individual

* Signed by Robert G. Lange under Powers of Attorney executed effective as of August 21, 2012, filed herein.

                                  Exhibit Index
                                  -------------
     Exhibit
     -------

         9        Opinion and Consent of Counsel

        13        Powers of Attorney